United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/16

Date of Reporting Period: Six months ended 06/30/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2016
Share Class
Primary
Service

Federated Managed Tail Risk Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2016 through June 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2016, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Securities Sold Short	(3.8)%
Derivative Contracts—Short (notional value)[2]	(2.5)%
Domestic Equity Securities	34.6%
International Equity Securities	22.7%
U.S. Treasury Securities	8.3%
Domestic Fixed-Income Securities	6.4%
Trade Finance Agreements	5.2%
U.S. Government Agency Mortgage-Backed Securities	2.1%
International Fixed-Income Securities	1.1%
Non-Agency Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.5%
Floating Rate Loan	0.4%
Foreign Governments/Agencies	0.1%
Adjustment for Derivative Contracts (notional value)[2]	2.5%
Derivative Contracts[3]	(0.9)%
Other Security Types[4]	5.5%
Cash Equivalents[5]	11.7%
Other Assets and Liabilities—Net[6]	5.5%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents the notional value of S&P 500 futures contracts held by the Federated Prudent Bear Fund and Federated Absolute Return Fund.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of exchange-traded funds and purchased options.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2016 (unaudited)
Shares, Contracts or Principal Amount			Value
		INVESTMENT COMPANIES—78.4%[1]
66,229		Emerging Markets Core Fund	$669,576
1,646,345		Federated Absolute Return Fund, Institutional Shares	16,200,033
75,433		Federated Bank Loan Core Fund	746,790
896,223		Federated Clover Small Value Fund, Institutional Shares	20,837,195
320,026		Federated Emerging Markets Equity Fund, Institutional Shares	2,646,612
739,129		Federated Equity Income Fund, Inc., Institutional Shares	15,861,713
253,675		Federated InterContinental Fund, Institutional Shares	10,946,095
1,078,188		Federated Intermediate Corporate Bond Fund, Institutional Shares	10,145,753
394,385		Federated International Leaders Fund, Class R6 Shares	10,723,326
2,890,369		Federated International Strategic Value Dividend Fund, Institutional Shares	10,723,270
814,636		Federated Kaufmann Large Cap Fund, Class R6 Shares	15,323,301
513,902		Federated Mortgage Core Portfolio	5,169,853
1,276,141		Federated Project and Trade Finance Core Fund	11,893,637
373,653		Federated Prudent Bear Fund, Institutional Shares	7,828,021
2,551,506		Federated Strategic Value Dividend Fund, Institutional Shares	16,329,638
974		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,871
332,737		High Yield Bond Portfolio	2,029,697
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $173,750,506)	158,085,381
		CORPORATE BONDS—1.2%
$30,000		ACE INA Holdings, Inc., 3.350%, 5/03/2026	31,993
25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	26,904
150,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	154,952
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	65,621
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	78,567
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	103,907
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,494
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	50,931
100,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	113,650
30,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	31,511
100,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	99,257
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	21,260
30,000		Comerica, Inc., 3.800%, 7/22/2026	30,603
30,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	31,890
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	51,625
50,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 3/15/2025	49,396
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	40,973
70,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	74,443
70,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	74,069
70,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	73,346
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	53,402
50,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.850%, 03/15/2026	54,509
20,000		Indiana Michigan Power Co, Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	22,337
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	43,011
40,000	[2,3]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 8/01/2044	41,134
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/01/2025	72,367
40,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	41,460
Semi-Annual Shareholder Report
2

Shares, Contracts or Principal Amount			Value
		CORPORATE BONDS—continued
$50,000		National Rural Utilities , Sr. Sub., 04/20/2046	$51,290
70,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	76,011
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	25,806
40,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	42,045
100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	105,590
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	52,960
10,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	10,636
60,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	62,196
20,000		Textron Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	21,095
25,000		Textron Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	26,919
20,000		Total System Services, In, Sr. Unsecd. Note, 4.800%, 04/01/2026	21,740
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	25,818
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	145,858
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	25,531
30,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	32,128
90,000		Williams Partners LP, 4.900%, 1/15/2045	76,771
10,000		Williams Partners LP, 5.100%, 09/15/2045	8,612
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	56,978
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,186,458)	2,421,596
		ASSET-BACKED SECURITIES—0.2%
150,000		American Express Credit Account Master Trust 2014-1, A, 12/15/2021	150,260
150,000	[2,3]	Penarth Master Issuer 2015-1A, A1, 03/18/2019	149,647
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $300,000)	299,907
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
60,000		Banc of America Commercial Mortgage Trust 2016-UBS10 A4, 3.17%, 6/15/2049	63,320
225,000		Citigroup Commercial Mortgage Trust 2015-GC33 AS, 4.114%, 9/10/2058	249,138
50,000		Commercial Mortgage Trust 2015-DC1 AM, 2/10/2048	53,063
150,000		FHLMC, 2.566%, 9/25/2020	156,516
105,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 11/15/2047	111,572
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $607,675)	633,609
		EXCHANGE-TRADED FUNDS—5.0%
74,773		iShares Dow Jones U.S. Real Estate Index Fund	6,153,818
261,224	[2]	PowerShares DB Commodity Index Tracking Fund	4,009,788
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $12,076,515)	10,163,606
		U.S. TREASURIES—6.2%
424,642		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	427,155
68,654		U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	74,191
846,103		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	979,265
1,564,403		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,829,878
1,624,731		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,912,359
742,429		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	886,913
1,329,821		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	1,349,437
447,430		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	457,663
126,169		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	129,303
48,480		U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	49,247
100,877		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	103,903
322,170		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	339,398
Semi-Annual Shareholder Report
3

Shares, Contracts or Principal Amount		Value
	U.S. TREASURIES—continued
$995,527	U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	$1,042,932
332,808	U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 7/15/2018	348,959
1,658,558	U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	1,782,966
3,022	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	3,055
510,465	U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	521,163
2,000	United States Treasury Bond, 3.000%, 5/15/2045	2,302
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,151
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,454
230,000	United States Treasury Note, 1.625%, 5/15/2026	232,947
	TOTAL U.S. TREASURIES (IDENTIFIED COST $12,216,592)	12,477,641
	PURCHASED PUT OPTIONS—0.4%
2,500	SPDR S&P500 ETF Trust, Strike Price $200.00, Expiration Date, 08/19/2016	452,500
1,160	SPDR S&P500 ETF Trust, Strike Price, $210.00, Expiration Date, 07/15/2016	280,140
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,946,633)	732,640
	REPURCHASE AGREEMENT—7.2%
14,510,000	Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,107,263,533. (AT COST)	14,510,000
	TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $217,594,379)[5]	199,324,380
	OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	2,119,825
	TOTAL NET ASSETS—100%	$201,444,205
At June 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4S&P 500 Index Short Futures	79	$41,281,450	September 2016	$(1,831,256)
[4]United States Long Bond Long Futures	7	$1,206,406	September 2016	$56,936
[4]United States Treasury Notes 10-Year Short Futures	33	$4,388,484	September 2016	$(79,538)
[4]United States Treasury Notes 2-Year Long Futures	6	$1,315,969	September 2016	$6,143
[4]United States Ultra Bond Long Futures	11	$2,050,125	September 2016	$126,444
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,721,271)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $242,406, which represented 0.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $242,406, which represented 0.1% of total net assets.
4	Non-income-producing security.
5	The cost of investments for federal tax purposes amounts to $217,714,183.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$137,575,828	$—	$—	$158,085,381
Debt Securities:
Corporate Bonds	—	2,421,596	—	2,421,596
Asset-Backed Securities	—	299,907	—	299,907
Commercial Mortgage-Backed Securities	—	633,609	—	633,609
U.S. Treasury	—	12,477,641	—	12,477,641
Purchased Put Options	732,640	—	—	732,640
Exchange-Traded Funds	10,163,606	—	—	10,163,606
Repurchase Agreement	—	14,510,000	—	14,510,000
TOTAL SECURITIES	$148,472,074	$30,342,753	$—	$199,324,380
Other Financial Instruments[2]
Assets	$189,523	$—	$—	$189,523
Liabilities	(1,910,794)	—	—	(1,910,794)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,721,271)	$—	$—	$(1,721,271)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $20,509,553 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
MTN	—Medium Term Note
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$5.11	$5.55	$7.06	$6.25	$6.02	$6.40
Income From Investment Operations:
Net investment income	0.03[1]	0.08	0.08[1]	0.11[1]	0.07	0.04
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.23)	(0.42)	(0.13)	0.91	0.54	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	(0.34)	(0.05)	1.02	0.61	(0.34)
Less Distributions:
Distributions from net investment income	(0.09)	(0.09)	(0.12)	(0.07)	(0.03)	(0.04)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	(0.01)	(1.34)	(0.14)	(0.35)	—
TOTAL DISTRIBUTIONS	(0.09)	(0.10)	(1.46)	(0.21)	(0.38)	(0.04)
Net Asset Value, End of Period	$4.82	$5.11	$5.55	$7.06	$6.25	$6.02
Total Return[2]	(4.00)%	(6.29)%	(0.97)%	16.45%	10.17%	(5.29)%
Ratios to Average Net Assets:
Net expenses	0.28%[3]	0.28%	0.30%	0.50%	1.04%[4]	1.13%[4]
Net investment income	1.22%[3]	1.54%	1.41%	1.62%	0.99%	0.86%
Expense waiver/reimbursement[5]	0.68%[3]	0.67%	0.61%	0.53%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$135,654	$141,823	$153,165	$169,658	$165,598	$176,315
Portfolio turnover	13%	49%	39%	137%	103%	229%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.04% and 1.13% for the years ended December 31, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$5.10	$5.54	$7.07	$6.26	$6.02	$6.40
Income From Investment Operations:
Net investment income	0.02[1]	0.07	0.08[1]	0.14[1]	0.06	0.04
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.24)	(0.42)	(0.16)	0.86	0.55	(0.39)
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	(0.35)	(0.08)	1.00	0.61	(0.35)
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.11)	(0.05)	(0.02)	(0.03)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	(0.01)	(1.34)	(0.14)	(0.35)	—
TOTAL DISTRIBUTIONS	(0.07)	(0.09)	(1.45)	(0.19)	(0.37)	(0.03)
Net Asset Value, End of Period	$4.81	$5.10	$5.54	$7.07	$6.26	$6.02
Total Return[2]	(4.28)%	(6.43)%	(1.33)%	16.11%	10.03%	(5.51)%
Ratios to Average Net Assets:
Net expenses	0.53%[3]	0.53%	0.54%	0.75%	1.29%[4]	1.40%[4]
Net investment income	0.97%[3]	1.29%	1.46%	2.01%	0.73%	0.42%
Expense waiver/reimbursement[5]	0.68%[3]	0.67%	0.63%	0.54%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,790	$69,876	$67,434	$10,101	$4,146	$4,781
Portfolio turnover	13%	49%	39%	137%	103%	229%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.29% and 1.40% for the years ended December 31, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
June 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $158,085,381 of investment in affiliated holdings (Note 5) (identified cost $217,594,379)		$199,324,380
Cash		83,867
Cash denominated in foreign currencies (identified cost $57)		46
Restricted cash (Note 2)		1,708,265
Income receivable		85,637
Receivable for investments sold		893,726
Receivable for shares sold		69,584
TOTAL ASSETS		202,165,505
Liabilities:
Payable for shares redeemed	$187,987
Payable for daily variation margin on futures contracts	472,691
Payable to adviser (Note 5)	311
Payable for auditing fees	13,641
Payable for distribution services fee (Note 5)	13,683
Accrued expenses (Note 5)	32,987
TOTAL LIABILITIES		721,300
Net assets for 41,818,351 shares outstanding		$201,444,205
Net Assets Consist of:
Paid-in capital		$242,866,395
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(19,991,281)
Accumulated net realized loss on investments, futures contracts and written options		(22,570,214)
Undistributed net investment income		1,139,305
TOTAL NET ASSETS		$201,444,205
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$135,654,216 ÷ 28,152,575 shares outstanding, no par value, unlimited shares authorized		$4.82
Service Shares:
$65,789,989 ÷ 13,665,776 shares outstanding, no par value, unlimited shares authorized		$4.81
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended June 30, 2016 (unaudited)
Investment Income:
Dividends (including $1,202,554 received from affiliated holdings (Note 5))		$1,331,860
Interest		156,488
Investment income allocated from an affiliated partnership (Note 5)		21,659
TOTAL INCOME		1,510,007
Expenses:
Investment adviser fee (Note 5)	$755,630
Administrative fee (Note 5)	78,787
Custodian fees	10,421
Transfer agent fee	10,741
Directors'/Trustees' fees (Note 5)	1,430
Auditing fees	13,641
Legal fees	3,845
Portfolio accounting fees	36,448
Distribution services fee (Note 5)	82,347
Printing and postage	56,537
Miscellaneous (Note 5)	5,301
EXPENSES BEFORE ALLOCATION	1,055,128
Expenses allocated from affiliated partnership (Note 5)	240
TOTAL EXPENSES	1,055,368
Waiver/reimbursement of investment adviser fee (Note 5)	(689,140)
Net expenses		366,228
Net investment income		1,143,779
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(3,411,749) on sale of investments in affiliated holdings (Note 5))		(7,841,463)
Net realized loss on futures contracts		(3,072,099)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)		(9,052)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		2,779,427
Net change in unrealized appreciation of futures contracts		(1,738,576)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions		(9,881,763)
Change in net assets resulting from operations		$(8,737,984)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2016	Year Ended 12/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,143,779	$3,237,959
Net realized loss on investments including allocation from partnership, futures contracts, written options and foreign currency transactions	(10,922,614)	(2,667,509)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	1,040,851	(14,801,139)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(8,737,984)	(14,230,689)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(2,372,125)	(2,454,018)
Service Shares	(959,350)	(1,109,052)
Distributions from net realized gain on investments, futures contracts and written options
Primary Shares	—	(205,639)
Service Shares	—	(101,669)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,331,475)	(3,870,378)
Share Transactions:
Proceeds from sale of shares	13,732,278	39,746,282
Net asset value of shares issued to shareholders in payment of distributions declared	3,331,475	3,870,379
Cost of shares redeemed	(15,248,571)	(34,416,079)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,815,182	9,200,582
Change in net assets	(10,254,277)	(8,900,485)
Net Assets:
Beginning of period	211,698,482	220,598,967
End of period (including undistributed net investment income of $1,139,305 and $3,327,001, respectively)	$201,444,205	$211,698,482
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
June 30, 2016 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Tail Risk Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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11

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $689,140 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account either a specified amount of cash, which is shown as Restricted Cash in the Statement of Assets and Liabilities, or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,745,900 and $38,865,061, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At June 30, 2016, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $832,245 and $328,482. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$—	Payable for daily variation margin on futures contracts	$(109,985)*
Equity contracts	Total investments in securities at value- options	$732,640	Payable for daily variation margin on futures contracts	$1,831,256*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$732,640		$1,721,271
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts	Total
Interest rate contracts	$22,921	$—	$22,921
Equity contracts	$(3,095,020)	$(4,499,408)	$(7,594,428)
TOTAL	$(3,072,099)	$(4,499,408)	$(7,571,507)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts	Total
Interest rate contracts	$92,680	$—	$92,680
Equity contracts	$(1,831,256)	$(1,132,056)	$(2,963,312)
TOTAL	$(1,738,576)	$(1,132,056)	$(2,870,632)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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14

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2016		Year Ended 12/31/2015
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,583,967	$7,705,121	2,609,269	$13,934,238
Shares issued to shareholders in payment of distributions declared	492,142	2,372,125	480,951	2,659,658
Shares redeemed	(1,654,489)	(8,074,760)	(2,968,731)	(16,030,077)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	421,620	$2,002,486	121,489	$563,819

	Six Months Ended 6/30/2016		Year Ended 12/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Share sold	1,238,922	$6,027,157	4,739,241	$25,812,044
Shares issued to shareholders in payment of distributions declared	199,035	959,350	218,937	1,210,721
Shares redeemed	(1,469,162)	(7,173,811)	(3,433,951)	(18,386,002)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(31,205)	$(187,304)	1,524,227	$8,636,763
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	390,415	$1,815,182	1,645,716	$9,200,582
4. FEDERAL TAX INFORMATION
At June 30, 2016, the cost of investments for federal tax purposes was $217,714,183. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from: (a) FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $18,389,803. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,434,463 and net unrealized depreciation from investments for those securities having an excess of cost over value of 20,824,266.
At December 31, 2015, the Fund had a capital loss carryforward of $11,063,443 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$2,614,488	$—	$2,614,488
2016	$6,189,290	NA	$6,189,290
2017	$2,259,665	NA	$2,259,665
As a result of the tax-free transfer of assets from Federated Clover Value Fund II, certain capital loss carryforwards listed above may be limited.
As of December 31, 2015, for federal income tax purposes, the Fund has $1,883,840 in passive activity loss deferrals and the Fund has $88,207 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee. For the six months ended June 30, 2016, the Co-Advisers voluntarily waived $229,143 of their fee.
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15

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive a portion of its fee. For the six months ended June 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$82,347
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2016, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FSC and FAS) have voluntarily agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.27% and 0.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2016, the Co-Advisers reimbursed $459,997. Transactions involving the affiliated holdings during the six months ended June 30, 2016, were as follows:
	Balance of Shares Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2016	Value	Dividend Income/ Allocated Investment Income	Realized Gain Distribution/ Allocated Net Realized Gain (Loss)
Emerging Markets Core Fund	—	92,558	(26,329)	66,229	$669,576	$1,414	$—
Emerging Markets Fixed Income Core Fund	14,715	10,784	(25,499)	—	$—	$21,659	$(9,052)
Federated Absolute Return Fund, Institutional Shares	1,634,101	67,559	(55,315)	1,646,345	$16,200,033	$—	$—
Federated Bank Loan Core Fund	42,894	32,539	—	75,433	$746,790	$14,319	$—
Federated Clover Small Value Fund, Institutional Shares	931,097	76,701	(111,575)	896,223	$20,837,195	$—	$—
Federated Emerging Markets Equity Fund, Institutional Shares	360,692	7,053	(47,719)	320,026	$2,646,612	$—	$—
Federated Equity Income Fund, Inc., Institutional Shares	1,102,122	58,002	(420,995)	739,129	$15,861,713	$192,410	$—
Federated InterContinental Fund, Institutional Shares	292,664	23,826	(62,815)	253,675	$10,946,095	$—	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	994,351	333,216	(249,379)	1,078,188	$10,145,753	$156,790	$—
Federated International Leaders Fund, Class R6 Shares	423,226	48,001	(76,842)	394,385	$10,723,326	$—	$—
Federated International Strategic Value Dividend Fund, Institutional Shares	3,721,372	55,212	(886,215)	2,890,369	$10,723,270	$198,609	$—
Federated Kaufmann Large Cap Fund, Class R6 Shares	1,230,822	—	(416,186)	814,636	$15,323,301	$—	$—
Federated Mortgage Core Portfolio	384,638	176,545	(47,281)	513,902	$5,169,853	$72,893	$—
Federated Project and Trade Finance Core Fund	1,381,721	33,607	(139,187)	1,276,141	$11,893,637	$250,653	$—
Federated Prudent Bear Fund, Institutional Shares	3,801,433	406,419	(3,834,199)	373,653	$7,828,021	$—	$—
Federated Strategic Value Dividend Fund, Institutional Shares	2,447,987	331,156	(227,637)	2,551,506	$16,329,638	$251,121	$—
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	968	6	—	974	$10,871	$72	$—
High Yield Bond Portfolio	289,163	74,944	(31,370)	332,737	$2,029,697	$64,273	$—
TOTAL OF AFFILIATED TRANSACTIONS	19,053,966	1,828,128	(6,658,543)	14,223,551	$158,085,381	$ 1,224,213	$(9,052)
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2016, were as follows:
Purchases	$23,043,026
Sales	$41,302,252
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2016, the Fund had no outstanding loans. During the six-months ended June 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2016, there were no outstanding loans. During the six months ended June 30, 2016, the program was not utilized.
Semi-Annual Shareholder Report
17

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$960.00	$1.36
Service Shares	$1,000	$957.20	$2.58
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,023.47	$1.41
Service Shares	$1,000	$1,022.23	$2.66
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.28%
Service Shares	0.53%
Semi-Annual Shareholder Report
18

Evaluation and Approval of Advisory Contract–May 2016
Federated Managed Tail Risk Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract, under which Federated Investment Management Company, Federated Equity Management Company of Pennsylvania and Federated Global Investment Management Corp. will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of each Co-Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers but also considered the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market
Semi-Annual Shareholder Report
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practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, and in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Co-Advisers. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund
Semi-Annual Shareholder Report
20

ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Co-Advisers' investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment
Semi-Annual Shareholder Report
21

advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Managed Tail Risk Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916835
CUSIP 313916819
25669 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2016
Federated Managed Volatility Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2016 through June 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2016, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	37.8%
Domestic Equity Securities	33.2%
International Fixed-Income Securities	17.5%
International Equity Securities	4.6%
Derivative Contracts[2]	0.1%
Other Security Types[3]	0.6%
Cash Equivalents[4]	5.3%
Other Assets and Liabilities—Net[5]	0.9%
TOTAL	100.0%
At June 30, 2016, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	21.1%
Health Care	15.6%
Industrials	13.1%
Information Technology	12.0%
Energy	10.3%
Consumer Staples	8.2%
Consumer Discretionary	6.5%
Utilities	5.5%
Telecommunication Services	4.0%
Materials	3.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other Security Types consist of purchased options.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—37.8%
	Consumer Discretionary—2.5%
5,988	Carter's, Inc.	$637,542
22,466	Comcast Corp., Class A	1,464,559
28,014	Darden Restaurants, Inc.	1,774,407
22,028	Foot Locker, Inc.	1,208,456
99,884	Ford Motor Co.	1,255,542
23,142	Home Depot, Inc.	2,955,002
32,949	Lowe's Cos., Inc.	2,608,572
28,592	M.D.C. Holdings, Inc.	695,929
21,823	TJX Cos., Inc.	1,685,390
8,208	Target Corp.	573,083
	TOTAL	14,858,482
	Consumer Staples—3.1%
58,704	Altria Group, Inc.	4,048,228
10,214	Campbell Soup Co.	679,538
44,626	ConAgra Foods, Inc.	2,133,569
26,336	General Mills, Inc.	1,878,284
146,311	Koninklijke Ahold NV- ADR	3,236,399
14,104	Mondelez International, Inc.	641,873
18,529	Philip Morris International, Inc.	1,884,770
23,613	PepsiCo, Inc.	2,501,561
9,113	Wal-Mart Stores, Inc.	665,431
15,037	Walgreens Boots Alliance, Inc.	1,252,131
	TOTAL	18,921,784
	Energy—3.9%
65,539	Apache Corp.	3,648,556
55,455	Baker Hughes, Inc.	2,502,684
64,569	Canadian Natural Resources Ltd.	1,990,662
36,640	China Petroleum & Chemical Corp., ADR	2,638,080
79,124	ENI S.p.A, ADR	2,559,662
18,277	National Oilwell Varco, Inc.	615,021
47,204	Suncor Energy, Inc.	1,308,967
281,631	Technip SA	3,814,692
7,662	Tesoro Petroleum Corp.	574,037
76,008	Valero Energy Corp.	3,876,408
	TOTAL	23,528,769
	Financials—8.0%
9,148	Allstate Corp.	639,903
17,030	American Financial Group, Inc., Ohio	1,259,028
37,288	American International Group, Inc.	1,972,162
149,364	Bank of America Corp.	1,982,060
7,274	Blackrock, Inc.	2,491,563
9,978	Chubb Ltd	1,304,224
58,889	Discover Financial Services	3,155,862
18,171	Equity Residential Properties Trust	1,251,619
64,311	General Growth Properties, Inc.	1,917,754
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—continued
	Financials—continued
157,488	Hartford Financial Services Group, Inc.	$6,989,318
48,549	Hospitality Properties Trust	1,398,211
85,330	J.P. Morgan Chase & Co.	5,302,406
11,840	Marsh & McLennan Cos., Inc.	810,566
77,094	NASDAQ, Inc.	4,985,669
176,179	Old Republic International Corp.	3,398,493
31,146	PNC Financial Services Group	2,534,973
2,386	Public Storage	609,838
5,781	Simon Property Group, Inc.	1,253,899
9,040	Sun Communities, Inc.	692,826
45,244	The Bank of New York Mellon Corp.	1,757,729
5,915	The Travelers Cos, Inc.	704,122
30,628	U.S. Bancorp	1,235,227
13,228	Wells Fargo & Co.	626,081
	TOTAL	48,273,533
	Health Care—5.9%
26,344	Amgen, Inc.	4,008,240
16,318	Abbott Laboratories	641,461
42,141	Aetna, Inc.	5,146,680
23,100	Anthem, Inc.	3,033,954
3,722	Becton, Dickinson & Co.	631,214
8,043	Cardinal Health, Inc.	627,434
58,841	GlaxoSmithKline PLC, ADR	2,550,169
47,897	Gilead Sciences, Inc.	3,995,568
51,220	Johnson & Johnson	6,212,986
46,240	Merck & Co., Inc.	2,663,886
80,166	Pfizer, Inc.	2,822,645
67,769	TEVA Pharmaceutical-SP ADR	3,404,037
	TOTAL	35,738,274
	Industrials—4.9%
36,176	Alaska Air Group, Inc.	2,108,699
42,760	Apogee Enterprises, Inc.	1,981,926
18,483	Boeing Co. (The)	2,400,387
9,941	Deluxe Corp.	659,784
30,694	Eaton Corp. PLC	1,833,353
24,567	Fluor Corp.	1,210,662
27,477	General Dynamics Corp.	3,825,897
15,709	Huntington Ingalls Industries, Inc.	2,639,583
29,028	Ingersoll-Rand PLC	1,848,503
8,332	Manpower Group, Inc.	536,081
115,473	Masco Corp.	3,572,735
60,348	Nielsen Holdings PLC	3,136,286
5,963	Northrop Grumman Corp.	1,325,456
7,888	Stanley Black & Decker, Inc.	877,303
6,168	United Technologies Corp.	632,528
21,446	Waste Management, Inc.	1,421,226
	TOTAL	30,010,409
	Information Technology—4.5%
31,564	Apple, Inc.	3,017,518
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—continued
	Information Technology—continued
58,654	Avnet, Inc.	$2,376,074
20,740	CA, Inc.	680,894
201,847	Cisco Systems, Inc.	5,790,991
24,053	EMC Corp. Mass	653,520
65,153	Hewlett Packard Enterprise Co.	1,190,345
25,489	Juniper Networks, Inc.	573,248
8,218	Lam Research Corp.	690,805
75,544	Microsoft Corp.	3,865,587
118,315	Maxim Integrated Products, Inc.	4,222,662
15,442	Oracle Corp.	632,041
10,137	TE Connectivity Ltd.	578,924
25,570	Taiwan Semiconductor Manufacturing Co.,Ltd., ADR	670,701
40,800	Texas Instruments, Inc.	2,556,120
	TOTAL	27,499,430
	Materials—1.4%
33,846	Avery Dennison Corp.	2,529,988
26,597	Cabot Corp.	1,214,419
35,638	Dow Chemical Co.	1,771,565
72,389	Worthington Industries, Inc.	3,062,055
	TOTAL	8,578,027
	Telecommunication Services—1.5%
15,892	AT&T, Inc.	686,693
29,082	BCE, Inc.	1,375,869
39,855	CenturyLink, Inc.	1,156,194
105,381	Verizon Communications	5,884,475
	TOTAL	9,103,231
	Utilities—2.1%
25,269	American Electric Power Co., Inc.	1,771,104
13,944	DTE Energy Co.	1,382,129
17,096	Dominion Resources, Inc.	1,332,291
18,639	Duke Energy Corp.	1,599,040
22,491	Exelon Corp.	817,773
12,237	NextEra Energy, Inc.	1,595,705
28,752	PPL Corp.	1,085,388
19,789	Public Service Enterprises Group, Inc.	922,365
9,995	Sempra Energy	1,139,630
19,846	Southern Co.	1,064,341
	TOTAL	12,709,766
	TOTAL COMMON STOCKS (IDENTIFIED COST $217,441,275)	229,221,705
	ADJUSTABLE RATE MORTGAGE—0.0%
$11,940	Federal National Mortgage Association, 2.311%, 09/01/2037 (IDENTIFIED COST $12,026)	12,636
	ASSET-BACKED SECURITY—0.0%
225,000	Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019 (IDENTIFIED COST $224,972)	225,891
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
1,275,000	Banc of America Commercial Mortgage Trust 2016-UBS10 A4, 3.170%, 06/15/2049	1,345,543
55,000	Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	61,287
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$402,608		Federal National Mortgage Association REMIC 2006-117 GF, 0.803%, 12/25/2036	$401,130
367,264		Federal National Mortgage Association REMIC 2012-1 F, 0.903%, 02/25/2042	367,351
980,000		GS Mortgage Securities Trust 2014-GC24 B, 4.507%, 09/10/2047	1,073,901
590,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 04/10/2046	617,556
495,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	525,981
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,263,909)	4,392,749
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Consumer Discretionary—0.4%
1,050,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.743%, 11/25/2045	1,087,034
790,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	747,053
750,000		Federal Home Loan Mortgage Corp., 2.673%, 03/25/2026	783,996
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,554,835)	2,618,083
		CORPORATE BONDS—17.7%
		Aerospace/Defense—0.0%
225,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	232,312
		Automotive—0.1%
480,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.550%, 02/06/2019	488,228
		Banking—3.1%
300,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	312,364
400,000		Alfa Bank (Alfa Bond), Sr. Unsecd. Note, Series EMTN, 5.000%, 11/27/2018	414,900
300,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.350%, 11/12/2029	297,750
200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.500%, 03/10/2021	220,500
200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.750%, 09/30/2022	223,774
400,000		Banco Bradesco (Cayman), , Sub., Series REGS, 5.750%, 03/01/2022	418,400
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	109,750
100,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	110,050
100,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/07/2020	106,615
300,000		Banco Do Brasil (Cayman), Series REGS, 5.875%, 01/26/2022	298,500
219,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	202,027
100,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.500%, 10/29/2049	101,000
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	558,440
200,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.000%, 02/01/2023	201,000
400,000		Bancolombia S.A., 5.950%, 06/03/2021	438,400
600,000		Bank of China (Hong Kong) Ltd., Sr. Unsecd. Note, Series EMTN, 2.875%, 06/30/2020	618,036
510,000	[1,2]	Bank of China Ltd., Series 144A, 5.000%, 11/13/2024	544,440
600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.000%, 11/13/2024	640,518
200,000		Bbva Banco Continental, Series REGS, 5.000%, 08/26/2022	218,500
400,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 01/21/2018	429,829
200,000		Caixa Economica Federal, Series REGS, 3.500%, 11/07/2022	181,000
150,000		Caixa Economica Federal, Series REGS, 4.250%, 05/13/2019	149,063
300,000		Credit Bank of Moscow, Series REGS, 8.700%, 11/13/2018	310,044
500,000		Emirates NBD Tier 1 Ltd., 5.750%, 05/29/2049	502,405
1,400,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	1,442,545
1,000,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.800%, 09/16/2025	1,066,074
800,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/02/2019	838,842
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	553,701
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	280,835
750,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	768,348
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$600,000		Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, Series REGS, 6.000%, 12/29/2049	$627,167
400,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.000%, 04/23/2020	404,442
200,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series REGS, 2.000%, 04/23/2020	202,037
300,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.500%, 08/06/2022	307,440
300,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.200%, 12/21/2021	318,300
200,000		Kookmin Bank, Series REGS, 1.625%, 07/14/2017	200,790
300,000		Korea Development Bank, Sr. Unsecd. Note, 2.250%, 05/18/2020	305,598
200,000		Korea Development Bank, Sr. Unsecd. Note, 2.875%, 08/22/2018	205,977
600,000		Korea Development Bank, Sr. Unsecd. Note, 3.000%, 09/14/2022	632,287
200,000	[1,2]	NongHyup Bank, Sr. Unsecd. Note, Series 144A, 2.250%, 09/19/2017	202,079
630,000	[1,2]	RSHB Capital S.A., Series 144A, 5.100%, 07/25/2018	650,853
400,000	[1,2]	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 4.750%, 04/29/2021	408,134
500,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.750%, 02/11/2021	498,687
200,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.000%, 07/13/2021	199,562
230,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	240,936
200,000		Vnesheconombank (VEB), Series REGS, 6.025%, 07/05/2022	211,811
200,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	203,886
250,000		Woori Bank, Sub. Note, Series REGS, 4.750%, 04/30/2024	263,693
200,000	[1,2]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.250%, 12/03/2018	207,865
		TOTAL	18,849,194
		Basic Industry - Chemicals—0.3%
400,000		Albemarle Corp., 4.150%, 12/01/2024	419,756
400,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	428,319
285,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	287,859
450,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	441,359
		TOTAL	1,577,293
		Brewing—0.0%
200,000		Anadolu Efes Biracilik ve Malt Sanayii A.S., Series REGS, 3.375%, 11/01/2022	181,250
		Broadcast Radio & TV—0.0%
192,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	252,638
		Building & Development—0.0%
200,000		Odebrecht Finance Ltd., Sr. Unsecd. Note, Series REGS, 5.250%, 06/27/2029	81,600
		Building Materials—0.1%
250,000		Cemex S.A.B de C.V., Series REGS, 5.700%, 01/11/2025	237,500
200,000		Cemex S.A.B de C.V., Series REGS, 5.875%, 03/25/2019	206,500
200,000		Turkiye Sise ve Cam Fabri, Sr. Unsecd. Note, Series REGS, 4.250%, 05/09/2020	201,258
		TOTAL	645,258
		Capital Goods - Aerospace & Defense—0.1%
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	414,213
		Chemicals & Plastics—0.4%
275,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 03/25/2044	285,574
200,000		Braskem Finance Ltd., Series REGS, 5.750%, 04/15/2021	201,500
250,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	265,830
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 04/25/2044	211,691
200,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 5.875%, 09/17/2044	185,000
200,000		PTT Global Chemical PCL, Series REGS, 4.250%, 09/19/2022	216,788
500,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/29/2019	512,219
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Chemicals & Plastics—continued
$250,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.500%, 11/12/2020	$266,503
		TOTAL	2,145,105
		Communications - Cable & Satellite—0.3%
1,000,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 6.484%, 10/23/2045	1,199,015
200,000		Comcast Corp., Sr. Unsecd. Note, 2.750%, 03/01/2023	209,670
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	315,963
		TOTAL	1,724,648
		Communications - Media & Entertainment—0.6%
300,000		21st Century Fox America, 3.000%, 09/15/2022	313,694
300,000		CBS Corp., 4.900%, 08/15/2044	305,588
250,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	265,749
1,400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	1,409,229
1,400,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	1,482,963
		TOTAL	3,777,223
		Communications - Telecom Wireless—0.2%
300,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	339,640
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	371,259
300,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 05/19/2025	312,240
		TOTAL	1,023,139
		Communications - Telecom Wirelines—0.4%
1,400,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	1,512,570
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	944,828
		TOTAL	2,457,398
		Conglomerates—0.0%
200,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.000%, 05/29/2049	206,500
		Consumer Cyclical - Automotive—0.3%
345,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	365,568
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.200%, 01/15/2021	257,818
1,000,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	995,024
		TOTAL	1,618,410
		Consumer Cyclical - Household and Leisure Products—0.0%
200,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.000%, 04/03/2023	198,550
		Consumer Non-Cyclical - Food/Beverage—0.2%
250,000	[1,2]	Cosan Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.000%, 01/20/2027	247,775
200,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.250%, 02/05/2023	198,500
200,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	208,754
300,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 3.875%, 06/27/2024	313,130
150,000	[1,2]	Kraft Heinz Foods Company, Sr. Unsecd. Note, Series 144A, 3.000%, 06/01/2026	151,922
140,000	[1,2]	Kraft Heinz Foods Company, Sr. Unsecd. Note, Series 144A, 4.375%, 06/01/2046	148,785
150,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	150,257
		TOTAL	1,419,123
		Consumer Non-Cyclical - Health Care—0.1%
200,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	212,110
350,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	361,573
		TOTAL	573,683
		Consumer Non-Cyclical - Tobacco—0.1%
680,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	859,954
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—0.0%
$180,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 05/10/2023	$180,336
		Energy - Independent—0.3%
300,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	332,057
400,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	395,555
300,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	330,845
300,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	289,784
300,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	276,257
		TOTAL	1,624,498
		Energy - Integrated—0.4%
110,000		BP Capital Markets PLC, 3.119%, 05/04/2026	112,043
500,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.700%, 11/25/2019	510,470
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	310,706
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	152,625
1,050,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	1,060,500
90,000		Shell International Finan, Sr. Unsecd. Note, 2.875%, 05/10/2026	91,605
75,000		Shell International Finan, Sr. Unsecd. Note, 4.000%, 05/10/2046	76,751
		TOTAL	2,314,700
		Energy - Midstream—0.5%
350,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	345,774
300,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	319,040
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,465,120
200,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 03/24/2026	216,500
200,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	182,193
200,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	198,314
		TOTAL	2,726,941
		Energy - Oil Field Services—0.2%
1,400,000		Weatherford International Ltd., 7.000%, 03/15/2038	1,043,000
		Energy - Refining—0.3%
300,000	[1,2]	Koc Holding A.S., Sr. Unsecd. Note, Series 144A, 5.250%, 03/15/2023	312,285
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	295,247
620,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	680,278
300,000		Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 03/15/2025	301,116
		TOTAL	1,588,926
		Farming & Agriculture—0.2%
1,000,000	[1,2]	Kazagro National Management Holding, Series 144A, 4.625%, 05/24/2023	912,600
300,000		Uralkali, Series REGS, 3.723%, 04/30/2018	300,690
		TOTAL	1,213,290
		Finance—0.3%
350,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 04/29/2020	356,898
300,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.750%, 07/15/2025	320,925
200,000		Grupo Aval Ltd., Series REGS, 4.750%, 09/26/2022	196,250
650,000		MAF Global Securities, 7.125%, 10/29/2049	677,479
200,000		Sukuk Funding No3 Ltd., 4.348%, 12/03/2018	208,848
		TOTAL	1,760,400
		Financial Institution - Banking—1.5%
300,000		American Express Credit C, Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	305,627
250,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	259,145
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	176,874
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$900,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	$919,954
350,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	352,672
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	586,154
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series MTN, 2.550%, 05/13/2021	252,723
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	336,641
350,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.300%, 03/01/2019	357,435
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,945,056
200,000		Huntington Bancshares, In, Sr. Unsecd. Note, 3.150%, 03/14/2021	207,427
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	868,038
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	918,553
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	567,223
475,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	494,628
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	257,620
350,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	362,808
		TOTAL	9,168,578
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	498,292
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	410,125
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	405,890
		TOTAL	1,314,307
		Financial Institution - Finance Companies—0.1%
170,000		AerCap Ireland Capital Lt, Sr. Unsecd. Note, 3.950%, 02/01/2022	170,425
400,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	413,713
200,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 3.373%, 11/15/2025	218,609
		TOTAL	802,747
		Financial Institution - Insurance - Health—0.0%
250,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	258,014
		Financial Institution - Insurance - Life—0.2%
350,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	376,271
350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	375,921
300,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	323,605
		TOTAL	1,075,797
		Financial Institution - Insurance - P&C—0.3%
800,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	822,686
500,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	765,056
		TOTAL	1,587,742
		Financial Institution - REIT - Apartment—0.1%
350,000		UDR, Inc., 3.750%, 07/01/2024	372,492
		Financial Institution - REIT - Healthcare—0.1%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	332,677
		Financial Institution - REIT - Office—0.1%
350,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	363,963
		Financial Institution - REIT - Other—0.2%
1,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	1,028,045
		Financial Intermediaries—0.2%
200,000		ADIB Capital Invest 1 Ltd, 6.375%, 10/29/2049	209,300
200,000		Banco Santander, S.A., Series REGS, 4.125%, 11/09/2022	206,500
200,000	[1,2]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	210,795
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Financial Intermediaries—continued
$200,000		Ooredoo International Finance Ltd., Series REGS, 3.375%, 10/14/2016	$201,171
200,000	[1,2]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 5.250%, 01/30/2026	204,500
		TOTAL	1,032,266
		Food & Drug Retailers—0.0%
200,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 4.875%, 01/20/2023	206,599
		Government Agency—0.1%
100,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.500%, 06/10/2019	105,500
200,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.369%, 06/16/2018	208,680
200,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.500%, 06/10/2019	211,000
		TOTAL	525,180
		Metals & Mining—0.6%
110,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	112,612
100,000		CSN Resources SA, Series REGS, 6.500%, 07/21/2020	52,000
200,000		China Hongqiao Group, 7.625%, 06/26/2017	204,258
200,000	[1,2]	Codelco, Inc., Series 144A, 3.000%, 07/17/2022	198,102
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	198,102
400,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/04/2044	405,049
200,000		Fresnillo PLC, Series REGS, 5.500%, 11/13/2023	216,000
150,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 04/29/2024	133,005
200,000		Gerdau Trade, Inc., Sr. Unsecd. Note, Series REGS, 4.750%, 04/15/2023	172,500
250,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 02/10/2045	253,866
500,000		Severstal OAO Via Steel C, Sr. Unsecd. Note, Series REGS, 5.900%, 10/17/2022	537,650
200,000		Southern Copper Corp., 5.250%, 11/08/2042	178,367
125,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 04/23/2025	124,026
40,000		VOLCAN CIA MINERA, Series REGS, 5.375%, 02/02/2022	36,400
275,000		Vale Overseas Ltd., 4.375%, 01/11/2022	258,417
200,000		Vale Overseas Ltd., 6.875%, 11/21/2036	185,000
97,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 06/10/2021	97,364
250,000		Vale SA, 5.625%, 09/11/2042	205,000
200,000		Vedanta Resources PLC, Series REGS, 7.125%, 05/31/2023	152,500
		TOTAL	3,720,218
		Oil & Gas—2.1%
195,167	[3,4]	Afren PLC, 11.500%, Series, Series REGS, 11.500%, 12/21/2099	1,659
390,335	[1]	Afren PLC, Series 144A, 6.625%, 12/09/2020	3,317
1,000,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,062,229
117,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 09/18/2023	120,803
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	325,091
300,000	[1,2]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 04/09/2021	329,250
400,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.250%, 07/10/2024	424,577
200,000		LUKOIL, Series REGS, 4.563%, 04/24/2023	202,945
300,000		Mie Holdings Corp., Sr. Unsecd. Note, Series REGS, 7.500%, 04/25/2019	202,792
374,000		ONGC Videsh Ltd., 3.750%, 05/07/2023	382,678
150,000		Odebrecht Drill VIII/IX, Series REGS, 6.350%, 06/30/2021	43,500
350,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 06/15/2038	357,035
1,400,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 05/20/2043	1,363,172
400,000		Petrobras Global Finance , Sr. Unsecd. Note, 8.375%, 05/23/2021	413,800
400,000		Petrobras Global Finance , Sr. Unsecd. Note, 8.750%, 05/23/2026	403,732
200,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	207,000
400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.750%, 01/20/2020	386,880
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$850,000		Petroleos de Venezuela, S, Sr. Unsecd. Note, Series REGS, 6.000%, 11/15/2026	$298,520
103,000		Petroleos Mexicanos, 3.500%, 07/18/2018	103,927
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	212,228
1,300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 01/23/2026	1,254,370
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	457,537
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/24/2022	1,127,225
100,000		Petroleum Co. of Trinidad, Sr. Unsecd. Note, Series REGS, 9.750%, 08/14/2019	109,500
600,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.500%, 03/18/2025	632,045
100,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.500%, 03/18/2045	111,204
200,000	[1,2]	Puma International Financing SA, Series 144A, 6.750%, 02/01/2021	199,656
800,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/28/2025	809,171
396,000		Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series REGS, 3.500%, 05/03/2026	405,493
300,000		Thai Oil PCL, Series REGS, 4.875%, 01/23/2043	320,640
200,000		Tupras Turkiye Petrol Ra, Series REGS, 4.125%, 05/02/2018	203,514
320,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.500%, 03/23/2021	344,096
		TOTAL	12,819,586
		Paper Products—0.0%
150,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.250%, 05/12/2024	153,750
		Pharmaceuticals—0.0%
175,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.950%, 12/18/2022	178,281
		Railroad—0.0%
200,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 07/05/2034	210,000
		Real Estate—0.3%
300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	312,897
200,000		Country Garden Holdings, Sr. Unsecd. Note, 7.500%, 03/09/2020	215,719
600,000		Franshion Brilliant Ltd., 5.750%, 03/19/2019	645,000
200,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.000%, 07/21/2020	221,000
200,000		Wanda Properties Internat, Sr. Unsecd. Note, 7.250%, 01/29/2024	218,228
		TOTAL	1,612,844
		Retailers—0.0%
200,000		Saci Falabella, Series REGS, 3.750%, 04/30/2023	205,938
		Software & Services—0.1%
500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.800%, 02/11/2025	527,775
		Sovereign—0.2%
264,062		Angola, Government of, Sr. Unsecd. Note, Series REGS, 7.000%, 08/16/2019	266,043
400,000	[1,2]	Georgia, Government of, Series 144A, 7.750%, 07/05/2017	418,400
350,000		Mexico, Government of, Series REGS, 4.875%, 01/15/2024	369,250
		TOTAL	1,053,693
		State/Provincial—0.4%
600,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.950%, 02/19/2021	670,500
900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	1,014,750
900,000		Provincia De Buenos Aires, Series REGS, 9.375%, 09/14/2018	972,000
		TOTAL	2,657,250
		Steel—0.0%
250,000	[1,2]	OJSC Novo(Steel Funding), Sr. Unsecd. Note, Series 144A, 4.500%, 06/15/2023	248,437
		Technology—0.4%
70,000	[1,2]	Diamond 1 Finance Corp./D, Term Loan—1st Lien, Series 144A, 4.420%, 06/15/2021	72,025
260,000	[1,2]	Diamond 1 Finance Corp./D, Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	270,245
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	$126,925
630,000		Fidelity National Informa, Sr. Unsecd. Note, 5.000%, 10/15/2025	716,849
500,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.700%, 05/08/2019	528,206
945,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	948,880
		TOTAL	2,663,130
		Technology Services—0.1%
500,000		Alibaba Group Holding Lt, Sr. Unsecd. Note, 3.600%, 11/28/2024	511,885
		Telecommunications & Cellular—0.5%
100,000		America Movil S.A.B. de C.V., 6.125%, 03/30/2040	123,518
200,000		America Movil S.A.B. de C.V., 6.125%, 11/15/2037	242,346
200,000		America Movil S.A.B. de C.V., Company Guarantee, 5.000%, 03/30/2020	222,004
275,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.350%, 05/20/2024	305,039
270,000		Bharti Airtel International Netherlands BV, Series REGs, 5.125%, 03/11/2023	292,592
40,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.500%, 12/29/2049	35,400
300,000		Digicel Group Ltd., Series REGS, 8.250%, 09/30/2020	252,000
200,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.250%, 04/26/2023	209,000
200,000		Mobile Telesys (Mts Int), Sr. Unsecd. Note, Series REGS, 5.000%, 05/30/2023	206,150
400,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.250%, 02/21/2023	405,000
400,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.750%, 10/15/2025	409,420
600,000		Vimpelcom, Sr. Unsecd. Note, Series REGS, 5.200%, 02/13/2019	619,644
		TOTAL	3,322,113
		Transportation - Railroads—0.1%
350,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	371,075
350,000		Kansas City Southern Indu, Sr. Unsecd. Note, 3.125%, 06/01/2026	358,082
		TOTAL	729,157
		Transportation - Services—0.2%
480,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	509,561
250,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	255,292
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	261,764
200,000	[1,2]	SCF Capital Limited, Sr. Unsecd. Note, Series 144A, 5.375%, 06/16/2023	201,442
		TOTAL	1,228,059
		Utilities—1.1%
150,000		Colbun SA, Sr. Unsecd. Note, Series REGS, 6.000%, 01/21/2020	166,537
675,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	645,469
600,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	627,750
200,000		Empresa Nacional de Telec, Sr. Unsecd. Note, Series REGS, 4.875%, 10/30/2024	204,456
800,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	948,804
400,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.750%, 01/26/2021	397,600
250,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	261,949
350,000		Inkia Energy Ltd., Series REGS, 8.375%, 04/04/2021	369,250
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	546,350
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	252,500
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	422,403
300,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	317,669
300,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	407,248
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	304,048
400,000		Saudi Electric Global Sukuk, Series REGS, 4.000%, 04/08/2024	412,000
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Utilities—continued
$250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	$260,440
		TOTAL	6,544,473
		TOTAL CORPORATE BONDS (IDENTIFIED COST $104,630,090)	107,632,806
		FOREIGN GOVERNMENTS/AGENCIES—4.5%
		Sovereign—4.5%
252,367		Argentina, Government of, Note, Series NY, 8.280%, 12/31/2033	280,884
700,000	[1,2]	Argentina, Government of, Series 144A, 6.875%, 04/22/2021	747,250
300,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/30/2020	301,866
200,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.150%, 03/26/2025	203,000
400,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 03/18/2024	404,520
200,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	219,000
330,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.500%, 11/19/2025	333,366
250,000		Chile, Government of, 3.625%, 10/30/2042	253,750
500,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 06/15/2045	520,000
500,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 02/26/2044	555,000
500,000		Costa Rica, Government of, Series REGS, 4.375%, 04/30/2025	468,750
800,000	[1,2]	Croatia, Government of, Series 144A, 6.000%, 01/26/2024	872,240
250,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 04/18/2024	261,250
400,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.500%, 01/27/2025	407,000
400,000		Ecuador, Government of, Series REGS, 7.950%, 06/20/2024	349,000
400,000		Egypt, Government of, Note, Series REGS, 6.875%, 04/30/2040	332,792
400,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 06/11/2025	350,000
400,000		El Salvador, Government o, Series REGS, 7.625%, 02/01/2041	354,000
200,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.950%, 06/16/2025	174,532
745,000		Ghana, Government of, Unsecd. Note, Series REGS, 8.500%, 10/04/2017	754,350
200,000		Guatemala, Government of, Sr. Unsecd. Note, Series REGS, 5.750%, 06/06/2022	221,250
200,000		Honduras, Government of, Series REGS, 8.750%, 12/16/2020	224,000
156,000		Hungary, Government of, 4.125%, 02/19/2018	160,973
780,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	784,235
800,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	900,242
600,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.250%, 01/17/2042	636,385
400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 03/16/2026	411,969
200,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 04/28/2028	210,000
250,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/06/2020	261,875
700,000		Lebanon, Government of, Sr. Unsecd. Note, Series REGS, 6.650%, 02/26/2030	670,082
300,000		Mexico, Government of, Note, 5.125%, 01/15/2020	333,600
200,000	[1,2]	Mongolia, Government of, Series 144A, 4.125%, 01/05/2018	194,000
400,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.750%, 12/03/2019	417,381
700,000		Panama, Government of, Sr. Unsecd. Note, 3.750%, 03/16/2025	740,250
500,000	[1,2]	Paraguay, Government of, Series 144A, 6.100%, 08/11/2044	541,250
600,000		Philippines, Government , Sr. Unsecd. Note, 3.950%, 01/20/2040	691,048
500,000		Poland, Government of, 3.000%, 03/17/2023	508,550
600,000		Poland, Government of, Sr. Unsecd. Note, 3.250%, 04/06/2026	611,662
200,000		Qatar, Govenrment of, Series REGS, 3.125%, 01/20/2017	202,200
90,000	[1,2]	Romania, Government of, Series 144A, 4.875%, 01/22/2024	99,234
800,000		Romania, Government of, Series REGS, 4.375%, 08/22/2023	856,000
600,000	[1,2]	Serbia, Government of, Series 144A, 7.250%, 09/28/2021	686,838
500,000		South Africa, Government , Sr. Unsecd. Note, 5.875%, 09/16/2025	556,750
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
600,000		South Africa, Government of, 5.875%, 05/30/2022	$667,800
500,000		South Africa, Government of, Bond, 5.500%, 03/09/2020	540,000
300,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.000%, 01/14/2019	305,573
300,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 5.875%, 07/25/2022	290,804
400,000	[1,2]	Tunisia, Government of , Series 144a, 5.750%, 01/30/2025	361,000
2,025,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 04/14/2026	2,055,679
140,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2020	136,878
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2021	106,997
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2022	106,342
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2024	105,298
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2025	104,797
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2027	103,972
220,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP., 1.000%, 05/31/2040	71,269
300,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.750%, 09/01/2026	284,310
300,000		Uruguay, Government of, 4.375%, 10/27/2027	319,500
400,000		Uruguay, Government of, Sr. Unsecd. Note, 5.100%, 06/18/2050	400,000
2,850,000		Venezuela, Government of, 7.000%, 03/31/2038	1,132,875
750,000		Venezuela, Government of, Sr. Unsecd. Note, Series REGS, 6.000%, 12/09/2020	304,687
200,000		Vietnam, Government of, Sr. Unsecd. Note, Series REGS, 4.800%, 11/19/2024	205,802
700,000	[1,2]	Zambia, Government of, Series 144A, 8.970%, 07/30/2027	605,570
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $26,318,253)	27,271,477
		MORTGAGE-BACKED SECURITIES—15.0%
		Federal Home Loan Mortgage Corporation—5.0%
$3,615,075		Federal Home Loan Mortgage Corp. Pool A88745, 4.500%, 30 Year, 10/01/2037	3,984,904
558,535		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	591,125
526,108		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	556,312
1,308,600		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	1,408,245
1,019,703		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/01/2044	1,096,074
1,701,306		Federal Home Loan Mortgage Corp. Pool G08608, 3.000%, 30 Year, 09/01/2044	1,766,094
4,984,895		Federal Home Loan Mortgage Corp. Pool G08705, 3.000%, 30 Year, 05/01/2046	5,170,054
2,900,000		Federal Home Loan Mortgage Corp. Pool G08710, 3.000%, 30 Year, 06/01/2046	3,007,717
1,918,498		Federal Home Loan Mortgage Corp. Pool G18579, 3.500%, 15 Year, 12/01/2030	2,037,119
2,931,271		Federal Home Loan Mortgage Corp. Pool G60440, 3.500%, 30 Year, 03/01/2046	3,132,992
8,714		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	9,387
1,100,553		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	1,184,355
383,317		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	412,505
3,614,022		Federal Home Loan Mortgage Corp. Pool Q39440, 4.000%, 30 Year, 03/01/2046	3,886,955
1,944,208		Federal Home Loan Mortgage Corp. Pool Q40598, 3.000%, 30 Year, 05/01/2046	2,016,424
		TOTAL	30,260,262
		Government National Mortgage Association—0.9%
12,570		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	15,095
6,385		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	7,662
17,739		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	20,988
24,605		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	29,048
1,435,763		Government National Mortgage Association Pool MA2445, 3.500%, 30 Year, 12/20/2044	1,524,672
1,677,130		Government National Mortgage Association Pool MA2520, 3.000%, 30 Year, 01/20/2045	1,753,989
1,781,787		Government National Mortgage Association Pool MA2521, 3.500%, 30 Year, 01/20/2045	1,892,124
		TOTAL	5,243,578
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—9.1%
$1,444,372		Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	$1,605,900
1,526,366		Federal National Mortgage Association Pool AL4168, 2.500%, 15 Year, 09/01/2028	1,582,874
2,946,412		Federal National Mortgage Association Pool AO7977, 3.000%, 15 Year, 06/01/2027	3,096,653
65,143		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	69,054
1,550,484		Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	1,631,968
1,538,491		Federal National Mortgage Association Pool AS4301, 4.000%, 30 Year, 01/01/2045	1,654,018
1,959,060		Federal National Mortgage Association Pool AS4314, 2.500%, 15 Year, 01/01/2030	2,030,363
3,394,479		Federal National Mortgage Association Pool AS5693, 3.000%, 30 Year, 08/01/2045	3,525,469
4,617,643		Federal National Mortgage Association Pool AS6222, 4.000%, 30 Year, 11/01/2045	4,973,767
2,495,525		Federal National Mortgage Association Pool AS7375, 3.000%, 30 Year, 06/01/2046	2,591,046
1,089,373		Federal National Mortgage Association Pool AW2446, 3.500%, 30 Year, 05/01/2044	1,150,680
1,745,684		Federal National Mortgage Association Pool AX0833, 3.500%, 30 Year, 09/01/2044	1,859,475
3,785,875		Federal National Mortgage Association Pool AZ9565, 3.500%, 30 Year, 12/01/2045	3,998,936
4,747,903		Federal National Mortgage Association Pool BA3989, 3.500%, 30 Year, 02/01/2046	5,013,992
4,705,991		Federal National Mortgage Association Pool BC0575, 3.500%, 30 Year, 12/01/2045	4,969,730
1,996,492		Federal National Mortgage Association Pool BC5622, 3.500%, 30 Year, 05/01/2046	2,107,914
1,599,895		Federal National Mortgage Association Pool BC6063, 2.500%, 15 Year, 06/01/2031	1,656,626
2,066,899		Federal National Mortgage Association Pool BC8059, 3.500%, 30 Year, 05/01/2046	2,182,251
3,250,000		Federal National Mortgage Association Pool BC9762, 3.000%, 30 Year, 06/01/2046	3,374,400
2,000,000		Federal National Mortgage Association Pool BC9803, 2.500%, 15 Year, 06/01/2031	2,070,918
2,000,000		Federal National Mortgage Association Pool BD1880, 2.500%, 15 Year, 06/01/2031	2,070,918
1,988,538		Federal National Mortgage Association Pool MA2644, 2.500%, 15 Year, 06/01/2031	2,059,050
		TOTAL	55,276,002
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $90,169,800)	90,779,842
		PURCHASED CALL OPTION—0.2%
13,500		CBOE SPX Volatility Index, Strike Price: $27.00; Expiration Date: 8/17/2016 (IDENTIFIED COST $2,363,782)	1,012,500
		PURCHASED PUT OPTIONS—0.4%
975		CBOE SPX Volatility Index, Strike Price: $17.00; Expiration Date: 9/21/2016	134,062
9,500		iShares iBoxx $ High Yield Corp Bond Fund, Strike Price: $82.00; Expiration Date: 9/16/2016	1,149,500
2,875		SPDR S&P 500 ETF Trust, Strike Price: $200.00; Expiration Date: 8/19/2016	520,375
775		SPDR S&P 500 ETF Trust, Strike Price: $205.00; Expiration Date: 12/16/2016	635,500
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $4,565,129)	2,439,437
		INVESTMENT COMPANY—17.6%
16,596,793	[5]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $109,330,024)	106,551,415
		REPURCHASE AGREEMENT—5.0%
30,521,000		Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,107,263,533. (AT COST)	30,521,000
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $592,395,095)[6]	602,679,541
		OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	4,380,344
		TOTAL NET ASSETS—100%	$607,059,885
Semi-Annual Shareholder Report

At June 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3S&P 500 Long Futures	140	$73,157,000	September 2016	$(663,705)
[3]United States Treasury Bond Long Futures	10	$1,723,438	September 2016	$36,413
[3]United States Treasury Bond Ultra Short Futures	34	$6,336,750	September 2016	$(404,165)
[3]United States Treasury Note 2-Year Short Futures	50	$10,966,406	September 2016	$(77,461)
[3]United States Treasury Note 5-Year Short Futures	7	$855,148	September 2016	$(438)
[3]United States Treasury Note 10-Year Short Futures	180	$23,937,188	September 2016	$(445,603)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,554,959)
At June 30, 2016, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 06/30/2016[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
OTC Swaps:
Goldman Sachs & Co.	Government of Mexico Bond	Sell	1.00%	12/20/2020	1.43%	$600,000	$(10,812)	$(26,870)	$16,058
Goldman Sachs & Co.	Government of Russia Bond	Sell	1.00%	12/20/2020	2.16%	$2,400,000	$(113,516)	$(244,033)	$130,517
Goldman Sachs & Co.	Russian Federation Bond	Sell	1.00%	6/20/2021	2.37%	$800,000	$(48,543)	$(54,538)	$5,995
TOTAL SWAP CONTRACTS							$(172,871)	$(325,441)	$152,570
At June 30, 2016, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
3CBOE SPX Volatility Index (Call Option)	August 2016	$32.50	13,500	$(540,000)
[3]iShares iBoxx High Yield Corp Bond Fund (Put Option)	September 2016	$76.00	9,500	$(242,250)
3SPDR S&P 500 ETF Trust (Put Option)	December 2016	$190.00	775	$(343,325)
3SPDR S&P 500 ETF Trust (Put Option)	August 2016	$195.00	2,875	$(342,125)
(PREMIUMS RECEIVED $3,274,601)				$(1,467,700)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts, Swap Contracts and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $31,646,466, which represented 5.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $31,643,149, which represented 5.2% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Affiliated holding.
6	The cost of investments for federal tax purposes amounts to $592,537,780.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$201,957,257	$—	$—	$201,957,257
International	27,264,448	—	—	27,264,448
Debt Securities:
Adjustable Rate Mortgage	—	12,636	—	12,636
Asset-Backed Security	—	225,891	—	225,891
Collateralized Mortgage Obligations	—	4,392,749	—	4,392,749
Commercial Mortgage-Backed Securities	—	2,618,083	—	2,618,083
Corporate Bonds	—	107,632,806	—	107,632,806
Foreign Governments/Agencies	—	27,271,477	—	27,271,477
Mortgage-Backed Securities	—	90,779,842	—	90,779,842
Purchased Call Option	1,012,500	—	—	1,012,500
Purchased Put Options	2,439,437	—	—	2,439,437
Investment Company	106,551,415	—	—	106,551,415
Repurchase Agreement	—	30,521,000	—	30,521,000
TOTAL SECURITIES	$339,225,057	$263,454,484	$—	$602,679,541
Other Financial Instruments*:
Assets	$36,413	$—	$—	$36,413
Liabilities	(3,059,072)	(172,870)	—	(3,231,942)
OTHER FINANCIAL INSTRUMENTS	$(3,022,659)	$(172,870)	$—	$(3,195,529)
*	Other financial instruments include futures contracts, swap contracts and written option contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
SA	—Support Agreement
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.29	$10.54	$11.30	$9.56	$9.22	$9.15
Income From Investment Operations:
Net investment income[1]	0.24	0.44	0.54	0.50	0.44	0.43
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.15)	(1.20)	(0.12)	1.54	0.77	0.00[2]
TOTAL FROM INVESTMENT OPERATIONS	0.09	(0.76)	0.42	2.04	1.21	0.43
Less Distributions:
Distributions from net investment income	(0.45)	(0.44)	(0.38)	(0.30)	(0.29)	(0.36)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	(0.05)	(0.80)	—	(0.58)	—
TOTAL DISTRIBUTIONS	(0.45)	(0.49)	(1.18)	(0.30)	(0.87)	(0.36)
Net Asset Value, End of Period	$8.93	$9.29	$10.54	$11.30	$9.56	$9.22
Total Return[3]	1.02%	(7.64)%	4.01%	21.74%	13.55%	4.77%
Ratios to Average Net Assets:
Net expenses	0.77%[4,5]	0.75%[5]	0.76%	0.82%	0.82%	1.02%[5]
Net investment income	5.45%[4]	4.38%	4.99%	4.80%	4.75%	4.74%
Expense waiver/reimbursement[6]	0.16%[4]	0.16%	0.15%	0.16%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$607,060	$631,701	$652,011	$451,067	$235,409	$122,494
Portfolio turnover	50%	97%	54%	52%	27%	114%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	50%	97%	54%	52%	27%	113%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.77%, 0.75% and 1.02% for the six months ended June 30, 2016 and for the years ended December 31, 2015 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $106,551,415 of investment in an affiliated holding (Note 5) (identified cost $592,395,095)		$602,679,541
Cash		212,105
Cash denominated in foreign currencies (identified cost $871,922)		811,145
Restricted cash (Note 2)		3,349,450
Income receivable		2,387,925
Receivable for investments sold		9,265,243
Receivable for shares sold		405,872
Receivable for daily variation margin on futures contracts		854,585
Receivable for periodic payments on swap contracts		1,161
TOTAL ASSETS		619,967,027
Liabilities:
Payable for investments purchased	$10,645,749
Payable for shares redeemed	540,371
Written options outstanding, at value	1,467,700
Swaps, at value (premium received $325,441)	172,871
Payable to adviser (Note 5)	10,617
Accrued expenses (Note 5)	69,834
TOTAL LIABILITIES		12,907,142
Net assets for 68,012,625 shares outstanding		$607,059,885
Net Assets Consist of:
Paid-in capital		$677,845,726
Net unrealized appreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency		10,629,271
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions		(97,737,628)
Undistributed net investment income		16,322,516
TOTAL NET ASSETS		$607,059,885
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$607,059,885 ÷ 68,012,625 shares outstanding, no par value, unlimited shares authorized		$8.93
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2016 (unaudited)
Investment Income:
Dividends (including $10,650,197 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $54,492)			$13,821,346
Interest			4,952,517
TOTAL INCOME			18,773,863
Expenses:
Investment adviser fee (Note 5)		$2,264,966
Administrative fee (Note 5)		298,318
Custodian fees		42,826
Transfer agent fee		25,590
Directors'/Trustees' fees (Note 5)		3,090
Auditing fees		15,505
Legal fees		4,092
Portfolio accounting fees		84,402
Printing and postage		47,508
Miscellaneous (Note 5)		7,785
TOTAL EXPENSES		2,794,082
Reimbursement and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(476,692)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(2,244)
TOTAL REIMBURSEMENT AND REDUCTION		(478,936)
Net expenses			2,315,146
Net investment income			16,458,717
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(7,522,633) on sales of investments in an affiliated holding (Note 5)) and foreign currency transactions			(20,448,249)
Net realized loss on futures contracts			(16,827,175)
Net realized loss on written options			(174,565)
Net realized loss on swap contracts			(212,702)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			25,963,048
Net change in unrealized depreciation of futures contracts			(1,216,902)
Net change in unrealized appreciation of written options			1,806,901
Net change in unrealized appreciation of swap contracts			109,303
Net realized and unrealized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions			(11,000,341)
Change in net assets resulting from operations			$5,458,376
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2016	Year Ended 12/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,458,717	$29,675,358
Net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(37,662,691)	(56,511,585)
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency	26,662,350	(27,842,566)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,458,376	(54,678,793)
Distributions to Shareholders:
Distributions from net investment income	(29,859,782)	(28,593,501)
Distributions from net realized gain on investments	—	(3,066,670)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,859,782)	(31,660,171)
Share Transactions:
Proceeds from sale of shares	39,007,180	182,578,967
Net asset value of shares issued to shareholders in payment of distributions declared	29,859,782	31,660,171
Cost of shares redeemed	(69,106,271)	(148,210,146)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(239,309)	66,028,992
Change in net assets	(24,640,715)	(20,309,972)
Net Assets:
Beginning of period	631,700,600	652,010,572
End of period (including undistributed net investment income of $16,322,516 and $29,723,581, respectively)	$607,059,885	$631,700,600
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2016 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) are each registered as a “commodity pool operator” with respect to operation of the Fund. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense reimbursement and reduction of $478,936 is disclosed in various locations in Note 5 and Note 6.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to increase income and to manage country, currency, duration, individual security, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at June 30, 2016 is $3,800,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject MNA which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $8,770,429. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account either a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities, or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $43,620,617 and $100,999,598, respectively. This is based on amounts held as of each month-end throughout six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2016, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to increase yield and income and to manage currency, market and individual security risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at December 31, 2015	—	$—
Contracts written	28,075	3,505,347
Contracts bought back	(1,425)	(230,746)
Outstanding at June 30, 2016	26,650	$3,274,601
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market value of purchased options held by the Fund throughout the period was $1,118,621. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written options held by the Fund throughout the period was $209,672. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/09/2020	11/26/2013 - 1/30/2014	$389,786	$3,317
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(891,254)*	Written options outstanding, at value	$1,467,700
Equity contracts	Receivable for daily variation margin on futures contracts	$(663,705)*	—	$—
Equity contracts	Total investments in securities at value- options	$3,451,937	—	$—

Credit contracts	—	$—	Swaps, at value	$172,871
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,896,978		$1,640,571
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Option Contracts	Written Option Contracts	Total
Interest rate contracts	$—	$(3,498,423)	$-	$—	$(3,498,423)
Credit contracts	$(212,702)	$—	$—	$—	$(212,702)
Equity contracts	$—	$(13,328,752)	$(345,167)	$(174,565)	$(13,848,484)
TOTAL	$(212,702)	$(16,827,175)	$(345,167)	$(174,565)	($17,559,609)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Option Contracts	Written Option Contracts	Total
Interest rate contracts	$—	$(863,285)	$—	$—	$(863,285)
Credit contracts	$109,303	$—	$—	$—	$109,303
Equity contracts	$—	$(353,617)	$(3,371,571)	$1,806,901	$(1,918,287)
TOTAL	$109,303	$(1,216,902)	$(3,371,571)	$1,806,901	$(2,672,269)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2016	Year Ended 12/31/2015
Shares sold	4,397,469	18,131,684
Shares issued to shareholders in payment of distributions declared	3,404,764	3,088,797
Shares redeemed	(7,780,913)	(15,116,917)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	21,320	6,103,564
4. FEDERAL TAX INFORMATION
At June 30, 2016, the cost of investments for federal tax purposes was $592,537,780. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) swap contracts; and (d) written options was $10,141,761. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,692,063 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,550,302.
At December 31, 2015, the Fund had a capital loss carryforward of $58,270,177 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$38,925,053	$16,553,392	$55,478,445
2016	$1,610,350	NA	$1,610,350
2017	$1,181,382	NA	$1,181,382
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co- Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The Fund agreed to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodity Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, the annualized fee paid to FAS was 0.099% of average daily net assets of the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended June 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,919,134 and $10,723,678, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2016, the Co-Advisers reimbursed $476,692. Transactions involving the affiliated holding during the six months ended June 30, 2016, were as follows:
Federated High Income Bond Fund II, Primary Shares
Balance of Shares Held 12/31/2015	26,738,569
Purchases/Additions	1,720,548
Sales/Reductions	(11,862,324)
Balance of Shares Held 6/30/2016	16,596,793
Value	$106,551,415
Dividend Income	$10,650,197
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2016, the Fund's expenses were reduced by $2,244 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2016, were as follows:
Purchases	$286,225,574
Sales	$321,270,792
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At June 30, 2016, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	92.8%
China	1.9%
United Arab Emirates	1.2%
Other[1]	3.4%
1	Countries representing less than 1.0% have been aggregated under the designation “Other.”
9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating
Semi-Annual Shareholder Report

rate per annum equal to the highest, on any day, of: (a) (i) the federal funds effective rate; (ii) the one month London Interbank Offer Rate (LIBOR); and (iii) 0.0%; plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2016, the Fund had no outstanding loans. During the six-months ended June 30, 2016, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2016, there were no outstanding loans. During the six months ended June 30, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1,2]
Actual	$1,000	$1,010.20	$3.85
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.03	$3.87
1	Expenses are equal to the Fund's annualized net expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.25 and $4.27, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Managed Volatility Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract, under which Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Federated Investment Management Company will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of each Co-Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers but also considered the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market
Semi-Annual Shareholder Report

practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, and in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Co-Advisers. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund
Semi-Annual Shareholder Report

ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Co-Advisers' investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Managed Volatility Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
G00433-03 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2016
Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2016 through June 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2016, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	40.1%
U.S. Government Agency Commercial Mortgage-Backed Securities	22.6%
U.S. Treasury Securities	16.6%
Non-Agency Mortgage-Backed Securities	5.9%
U.S. Government Agency Securities	4.4%
Asset-Backed Securities	3.8%
Non-Agency Commercial Mortgage-Backed Securities	3.5%
Repurchase Agreements[2]	3.0%
Repurchase Agreements—Collateral[3]	0.6%
Other Assets and Liabilities—Net[4]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Represents cash collateral received from portfolio securities on loan which is invested in short-term investments such as repurchase agreements or money market funds.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount			Value
		U.S. TREASURIES—16.6%
		U.S. Treasury Bonds—3.2%
$750,000		2.500%, 2/15/2045	$781,789
1,000,000		2.750%, 8/15/2042	1,103,029
1,200,000		2.875%, 8/15/2045	1,348,381
1,750,000		3.000%, 11/15/2044 - 11/15/2045	2,014,476
		TOTAL	5,247,675
		U.S. Treasury Notes—13.4%
2,000,000	[1]	0.875%, 7/31/2019	2,008,259
1,000,000		1.125%, 6/30/2021	1,005,586
7,000,000		1.375%, 2/29/2020 - 9/30/2020	7,131,014
1,000,000		1.500%, 8/31/2018	1,019,020
1,750,000		1.625%, 7/31/2020	1,799,999
3,500,000		2.000%, 2/15/2023	3,667,036
2,000,000		2.375%, 8/15/2024	2,153,019
3,000,000		3.125%, 5/15/2021	3,300,937
		TOTAL	22,084,870
		TOTAL U.S. TREASURIES (IDENTIFIED COST $25,864,030)	27,332,545
		ASSET-BACKED SECURITIES—3.8%
		Auto Receivables—3.4%
1,223,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,233,455
1,725,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	1,747,583
2,030,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,064,347
554,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	559,445
		TOTAL	5,604,830
		Other—0.4%
650,000	[2,3]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.260%, 8/25/2025	654,205
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,172,907)	6,259,035
		GOVERNMENT AGENCIES—4.4%
		Federal Farm Credit System—0.8%
1,000,000		5.750%, 12/7/2028	1,367,379
		Federal Home Loan Bank System—1.0%
1,100,000		7.125%, 2/15/2030	1,705,785
		Federal Home Loan Mortgage Corporation—0.1%
72,000		6.750%, 9/15/2029	109,466
		Federal National Mortgage Association—1.0%
1,500,000		2.125%, 4/24/2026	1,542,984
		Tennessee Valley Authority Bonds—1.5%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,515,577
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,626,697)	7,241,191
		MORTGAGE-BACKED SECURITIES—40.1%
		Government Agency—1.0%
1,673,575	[2,3]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	1,657,982
		Federal Home Loan Mortgage Corporation—16.0%
3,212,079		3.000%, 8/1/2043 - 5/1/2045	3,336,910
4,855,171		3.500%, 4/1/2042 - 9/1/2043	5,158,741
4,570,412		4.000%, 12/1/2041 - 1/1/2042	4,925,571
Semi-Annual Shareholder Report
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$4,968,210		4.500%, 6/1/2019 - 4/1/2041	$5,424,461
2,302,129		5.000%, 7/1/2019 - 6/1/2040	2,540,309
2,939,116		5.500%, 12/1/2020 - 3/1/2040	3,337,852
861,667		6.000%, 1/1/2032 - 7/1/2037	989,901
178,186		6.500%, 6/1/2022 - 5/1/2031	206,240
273,218		7.000%, 12/1/2029 - 4/1/2032	327,917
47,348		7.500%, 12/1/2030 - 1/1/2031	57,256
8,175		8.500%, 5/1/2030	10,120
3,062		9.000%, 2/1/2025 - 5/1/2025	3,644
		TOTAL	26,318,922
		Federal National Mortgage Association—13.9%
6,221,264		3.500%, 8/1/2042 - 9/1/2042	6,640,564
4,978,133		4.000%, 2/1/2041 - 4/1/2042	5,372,094
5,761,155		4.500%, 12/1/2019 - 2/1/2042	6,301,518
1,263,679		5.000%, 7/1/2034 - 7/1/2040	1,409,921
946,292		5.500%, 11/1/2021 - 4/1/2036	1,070,553
1,319,636		6.000%, 9/1/2016 - 3/1/2038	1,505,792
150,865		6.500%, 6/1/2029 - 11/1/2035	175,657
251,560		7.000%, 2/1/2024 - 4/1/2032	300,890
11,532		7.500%, 8/1/2028 - 2/1/2030	13,760
11,577		8.000%, 7/1/2030	14,313
		TOTAL	22,805,062
		Government National Mortgage Association—9.2%
1,875,651		3.000%, 7/20/2045	1,961,608
5,365,507		3.500%, 6/15/2042	5,716,838
3,768,532		4.500%, 6/20/2039 - 8/20/2040	4,135,430
652,392		5.000%, 7/15/2034	743,456
1,682,448		6.000%, 4/15/2032 - 7/20/2038	1,942,790
574,233		6.500%, 12/15/2023 - 5/15/2032	676,508
12,193		7.500%, 10/15/2029 - 3/20/2030	14,812
2,397		8.000%, 4/15/2030	2,927
		TOTAL	15,194,369
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,829,236)	65,976,335
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.9%
		Non-Agency Mortgage-Backed Securities—5.9%
833,020		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	836,734
648,202		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	578,834
218,971		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	174,479
1,947,190	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	1,986,365
617,171	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	643,073
1,272,275	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,322,950
180,923		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	177,547
436,777		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	447,692
809,262	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	839,113
1,802,235	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,875,603
920,587		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	749,247
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,747,771)	9,631,637
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—26.1%
		Agency Commercial Mortgage-Backed Securities—22.6%
$2,912,000	[2,3]	FREMF Mortgage Trust 2011-K701, 4.436%, 7/25/2048	$2,975,024
1,840,000	[2,3]	FREMF Mortgage Trust 2012-K20, 4.005%, 5/25/2045	1,933,980
2,750,000	[2,3]	FREMF Mortgage Trust 2013-K502, 2.742%, 3/25/2045	2,764,760
1,410,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	1,441,987
1,728,656		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	1,769,680
1,875,000		FHLMC REMIC K049 A2, 3.010%, 7/25/2025	2,018,599
2,664,722		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	2,810,613
3,250,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	3,420,699
1,800,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	1,878,188
3,988,082		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,098,861
1,990,635		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,040,081
2,504,131		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	2,588,056
1,465,825		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	1,525,540
5,753,307		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	5,874,658
		TOTAL	37,140,726
		Non-Agency Commercial Mortgage-Backed Securities—3.5%
1,750,000		Commercial Mortgage Trust 2012-LC4, Class A3, 3.069%, 12/10/2044	1,792,756
1,656,279		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	1,661,941
2,175,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A2, 2.691%, 5/10/2049	2,272,444
45,986	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	46,079
		TOTAL	5,773,220
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,422,422)	42,913,946
		REPURCHASE AGREEMENTS—3.6%
4,887,000		Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,107,263,533.	4,887,000
1,027,790		Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,107,263,533. (purchased with proceeds from securities lending collateral)	1,027,790
		TOTAL REPURCHASE AGREEMENTS (AT COST)	5,914,790
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $157,577,853)[4]	165,269,479
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(759,382)
		TOTAL NET ASSETS—100%	$164,510,097
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $18,141,121, which represented 11.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $18,141,121, which represented 11.0% of total net assets.
4	The cost of investments for federal tax purposes amounts to $157,464,043.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
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4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.88	$11.12	$10.95	$11.55	$11.66	$11.50
Income From Investment Operations:
Net investment income	0.12[1]	0.25[1]	0.27[1]	0.26[1]	0.30[1]	0.35[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.28	(0.19)	0.23	(0.49)	0.03	0.29
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.06	0.50	(0.23)	0.33	0.64
Less Distributions:
Distributions from net investment income	(0.27)	(0.30)	(0.33)	(0.37)	(0.44)	(0.48)
Net Asset Value, End of Period	$11.01	$10.88	$11.12	$10.95	$11.55	$11.66
Total Return[2]	3.77%	0.52%	4.62%	(2.05)%	2.98%	5.78%
Ratios to Average Net Assets:
Net expenses	0.76%[3]	0.76%	0.76%	0.76%	0.76%	0.74%
Net investment income	2.25%[3]	2.25%	2.45%	2.34%	2.60%	3.10%
Expense waiver/reimbursement[4]	0.05%[3]	0.03%	0.04%	0.03%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,510	$168,742	$187,012	$201,117	$246,569	$281,306
Portfolio turnover	12%	34%	51%	94%	127%	157%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	12%	27%	26%	38%	31%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $1,004,129 of securities loaned (identified cost $157,577,853)		$165,269,479
Cash		1,191
Income receivable		541,995
Receivable for shares sold		951
TOTAL ASSETS		165,813,616
Liabilities:
Payable for shares redeemed	$260,080
Payable for collateral due to broker for securities lending	1,027,790
Payable to adviser (Note 5)	2,496
Accrued expenses (Note 5)	13,153
TOTAL LIABILITIES		1,303,519
Net assets for 14,945,757 shares outstanding		$164,510,097
Net Assets Consist of:
Paid-in capital		$155,351,042
Net unrealized appreciation of investments		7,691,626
Accumulated net realized loss on investments and futures contracts		(404,283)
Undistributed net investment income		1,871,712
TOTAL NET ASSETS		$164,510,097
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$164,510,097 ÷ 14,945,757 shares outstanding, no par value, unlimited shares authorized		$11.01
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2016 (unaudited)
Investment Income:
Interest (including income on securities loaned of $34)		$2,509,797
Expenses:
Investment adviser fee (Note 5)	$499,749
Administrative fee (Note 5)	65,134
Custodian fees	8,487
Transfer agent fee	8,328
Directors'/Trustees' fees (Note 5)	1,273
Auditing fees	11,770
Legal fees	3,563
Portfolio accounting fees	52,952
Printing and postage	21,222
Miscellaneous (Note 5)	2,286
TOTAL EXPENSES	674,764
Waiver of investment adviser fee (Note 5)	(37,666)
Net expenses		637,098
Net investment income		1,872,699
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		415,544
Net realized loss on futures contracts		(8,327)
Net change in unrealized appreciation of investments		3,817,223
Net realized and unrealized gain on investments and futures contracts		4,224,440
Change in net assets resulting from operations		$6,097,139
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2016	Year Ended 12/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,872,699	$4,052,718
Net realized gain on investments and futures contracts	407,217	204,002
Net change in unrealized appreciation/depreciation of investments	3,817,223	(3,254,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,097,139	1,001,872
Distributions to Shareholders:
Distributions from net investment income	(4,161,172)	(5,031,901)
Share Transactions:
Proceeds from sale of shares	18,202,759	23,920,600
Net asset value of shares issued to shareholders in payment of distributions declared	4,161,172	5,031,900
Cost of shares redeemed	(28,531,510)	(43,192,276)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,167,579)	(14,239,776)
Change in net assets	(4,231,612)	(18,269,805)
Net Assets:
Beginning of period	168,741,709	187,011,514
End of period (including undistributed net investment income of $1,871,712 and $4,160,185, respectively)	$164,510,097	$168,741,709
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
June 30, 2016 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense waivers of $37,666 is disclosed in Note 5.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
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At June 30, 2016, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to (MNA). Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$1,004,129	$1,027,790
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(8,327)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2016	Year Ended 12/31/2015
Shares sold	1,662,134	2,172,769
Shares issued to shareholders in payment of distributions declared	386,367	459,955
Shares redeemed	(2,608,250)	(3,937,774)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(559,749)	(1,305,050)
4. FEDERAL TAX INFORMATION
At June 30, 2016, the cost of investments for federal tax purposes was $157,464,043. The net unrealized appreciation of investments for federal tax purposes was $7,805,436. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,279,021 and net unrealized depreciation from investments for those securities having an excess of cost over value of $473,585.
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At December 31, 2015, the Fund had a capital loss carryforward of $543,134 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$444,854	$—	$444,854
2017	$98,280	NA	$ 98,280
As of December 31, 2015, for the federal tax purposes, the Fund had $407,674 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, the Adviser voluntarily waived $37,666 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.76% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2016, were as follows:
Purchases	$19,810,990
Sales	$25,737,711
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13

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2016, there no outstanding loans. During the six-months ended June 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2016, there were no outstanding loans. During the six months ended June 30, 2016, the program was not utilized.
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14

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,037.70	$3.85
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.08	$3.82
1	Expenses are equal to the Fund's annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Semi-Annual Shareholder Report
15

Evaluation and Approval of Advisory Contract–May 2016
Federated Fund for U.S. Government Securities II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated
Semi-Annual Shareholder Report
16

companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report
17

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
20

Federated Fund for U.S. Government Securities II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2016
Share Class
Primary
Service

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2016 through June 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2016, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	10.5%
Technology	9.8%
Media Entertainment	7.3%
Cable Satellite	6.8%
Midstream	6.5%
Packaging	5.7%
Independent Energy	5.6%
Wireless Communications	4.5%
Gaming	3.6%
Financial Institutions	3.6%
Pharmaceuticals	3.5%
Other[2]	29.7%
Cash Equivalents[3]	0.6%
Other Assets and Liabilities—Net[4]	2.3%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.1%
		Aerospace/Defense—0.9%
$325,000		TransDigm, Inc., 7.50%, 7/15/2021	$343,688
825,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	833,398
375,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	377,344
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	404,000
200,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	199,750
		TOTAL	2,158,180
		Automotive—3.4%
975,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	1,048,125
650,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	634,562
1,250,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,100,000
275,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	280,844
475,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	492,813
875,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	879,375
800,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	836,000
625,000		Lear Corp., 5.25%, 1/15/2025	658,594
750,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	742,500
424,727	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	469,323
500,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	510,000
575,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	566,375
425,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	432,170
		TOTAL	8,650,681
		Building Materials—2.5%
200,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	213,000
625,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	648,437
75,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	77,813
275,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	289,437
325,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	341,250
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	263,047
300,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	312,750
300,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	314,970
225,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	234,563
675,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	728,858
1,025,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	1,063,694
1,250,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	1,290,625
575,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	604,469
		TOTAL	6,382,913
		Cable Satellite—6.8%
375,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	377,812
225,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	225,563
225,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	235,688
775,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	800,187
175,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	178,063
500,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	516,250
400,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	414,000
1,225,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,172,937
850,000		Charter Communications Holdings II, 5.75%, 1/15/2024	896,665
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	$237,938
1,225,000		DISH DBS Corp., 5.875%, 7/15/2022	1,194,375
450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	421,875
100,000	[1,2]	DISH DBS Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	103,500
675,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	168,750
775,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	195,688
1,150,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	782,000
300,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	297,000
1,800,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,147,500
625,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	701,562
1,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	1,319,625
450,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	474,750
300,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	292,149
400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	414,500
675,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	673,734
500,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	493,750
250,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	246,250
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	958,312
275,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	283,223
375,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	365,156
200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	195,000
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	904,500
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	194,500
300,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	291,000
		TOTAL	17,173,802
		Chemicals—2.6%
850,000		Ashland, Inc., 4.75%, 8/15/2022	855,312
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	631,125
525,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	527,625
875,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	736,138
550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	479,875
275,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	277,750
725,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	721,375
200,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	208,500
1,975,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,747,875
300,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	308,625
		TOTAL	6,494,200
		Consumer Cyclical Services—1.1%
825,000	[1,2]	Garda World Security Corp., Series 144a, 7.25%, 11/15/2021	670,313
650,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	528,125
1,325,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,129,562
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	286,000
250,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	258,125
		TOTAL	2,872,125
		Consumer Products—3.3%
1,375,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,412,812
1,025,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	748,250
1,350,000	[1,2]	First Quality Finance Co. Inc., Series 144A, 4.625%, 5/15/2021	1,282,500
1,075,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	1,118,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$1,275,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	$1,300,500
550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	575,437
300,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	318,000
775,000		Springs Industries, Inc., 6.25%, 6/1/2021	786,625
250,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 6/15/2026	246,250
475,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	497,563
		TOTAL	8,285,937
		Diversified Manufacturing—1.8%
1,300,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	1,335,750
625,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	570,313
750,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	665,625
600,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	621,000
1,225,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,240,312
		TOTAL	4,433,000
		Financial Institutions—3.6%
200,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	205,566
1,175,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	1,182,344
600,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	603,000
400,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	404,000
475,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	479,750
750,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	723,750
75,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	78,750
1,725,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,660,312
1,300,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,412,125
1,050,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	903,000
1,375,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	1,333,750
		TOTAL	8,986,347
		Food & Beverage—2.0%
1,850,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	1,632,625
525,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	536,812
125,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	127,500
75,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	78,844
525,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	578,156
900,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	1,002,375
250,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	263,048
200,000	[1,2]	TreeHouse Foods, Inc., Series 144A, 6.00%, 2/15/2024	214,360
625,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	642,187
		TOTAL	5,075,907
		Gaming—3.6%
200,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	210,000
875,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	936,250
675,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	599,063
325,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	337,188
1,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,190,437
675,000		MGM Resorts International, 6.00%, 3/15/2023	713,812
100,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	106,000
875,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	936,250
1,200,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	1,227,000
325,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	325,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$502,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	$514,864
1,400,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,410,500
485,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	480,150
		TOTAL	8,986,514
		Health Care—10.5%
350,000	[1,2]	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2024	356,125
1,025,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	978,875
1,175,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,211,719
1,925,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,694,000
725,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	723,188
200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	198,750
750,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	759,731
400,000		Emdeon, Inc., 11.00%, 12/31/2019	425,600
300,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	319,500
1,225,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,249,255
450,000		HCA, Inc., 4.75%, 5/1/2023	462,375
1,675,000		HCA, Inc., 5.00%, 3/15/2024	1,737,812
525,000		HCA, Inc., 5.875%, 2/15/2026	546,000
2,025,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,080,687
725,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	759,438
1,250,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,207,031
425,000		LifePoint Health, Inc., 5.875%, 12/1/2023	443,063
400,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	418,000
100,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	100,500
200,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	203,000
950,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	999,875
2,325,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	1,935,562
1,350,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	1,370,250
1,000,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	1,025,000
750,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	804,465
675,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	685,125
1,525,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,570,445
550,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	550,000
650,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	624,813
875,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	940,625
		TOTAL	26,380,809
		Independent Energy—5.6%
675,000		Antero Resources Corp., 6.00%, 12/1/2020	685,692
450,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	443,250
200,000		Approach Resources, Inc., 7.00%, 6/15/2021	119,000
425,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	209,313
1,025,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,042,937
150,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	127,875
700,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	490,000
625,000		Continental Resources, Inc., 4.50%, 4/15/2023	585,938
125,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	128,750
250,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	262,500
250,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	151,250
175,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	107,625
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$50,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	$35,625
975,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,006,687
600,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	568,872
325,000		Laredo Petroleum, 5.625%, 1/15/2022	305,500
225,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	214,875
350,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	352,625
450,000		Legacy Reserves, 6.625%, 12/1/2021	191,250
1,125,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	855,000
400,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	366,000
150,000		Oasis Petroleum Inc., 6.875%, 3/15/2022	139,500
650,000		Oasis Petroleum Inc., Company Guarantee, 6.50%, 11/1/2021	596,375
150,000		PDC Energy, Inc., 7.75%, 10/15/2022	156,750
50,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	51,125
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	185,000
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	203,000
625,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	646,875
150,000		Range Resources Corp., 5.00%, 8/15/2022	142,125
300,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	282,750
550,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	526,625
925,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	922,688
350,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	301,000
325,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	281,125
300,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	280,500
175,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	159,031
1,150,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,035,000
		TOTAL	14,160,033
		Industrial - Other—2.2%
575,000		Anixter International, Inc., 5.125%, 10/1/2021	586,500
275,000		Anixter, Inc., 5.50%, 3/1/2023	280,844
900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	875,250
425,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	430,313
550,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	548,625
1,275,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,141,125
875,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	920,937
850,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	739,500
		TOTAL	5,523,094
		Leisure—0.3%
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
350,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	346,500
425,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	437,750
		TOTAL	784,250
		Lodging—0.1%
150,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	149,625
		Media Entertainment—7.3%
625,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	621,016
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	284,281
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	284,281
900,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	637,875
200,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	209,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$275,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	$266,063
775,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	778,875
475,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	197,125
300,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	309,000
1,250,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	1,267,187
800,000		Gannett Co., Inc., 6.375%, 10/15/2023	853,000
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	103,375
1,350,000		Gray Television, Inc., 7.50%, 10/1/2020	1,414,125
75,000	[1,2]	Lamar Media Corp., Sr. Secd. Note, Series 144A, 5.75%, 2/1/2026	78,235
375,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	392,812
1,100,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,111,000
250,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/1/2024	261,250
1,225,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	1,280,125
275,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	285,313
900,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	913,500
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	921,375
500,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	480,000
800,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	712,000
1,250,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,282,812
125,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	127,813
1,350,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,356,750
800,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	794,000
1,125,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	1,125,000
		TOTAL	18,347,188
		Metals & Mining—1.8%
1,225,000		ArcelorMittal SA, 6.125%, 6/1/2025	1,225,000
550,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	484,000
950,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	760,000
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	102,500
875,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	896,875
375,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	270,000
100,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2021	103,250
375,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	390,000
526,250	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	286,806
		TOTAL	4,518,431
		Midstream—6.5%
725,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	701,852
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	120,128
275,000		AmeriGas Financial Corp., Sr. Unsecd. Note, 7.00%, 5/20/2022	291,671
225,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	226,969
550,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	552,062
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	465,000
250,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	257,033
375,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	385,045
460,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	424,755
825,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	763,125
1,075,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	1,050,812
450,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	397,125
500,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	461,250
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$825,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	$754,875
750,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	752,427
675,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	681,750
600,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	585,744
575,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	563,218
250,000		Regency Energy Partners LP, 4.50%, 11/1/2023	244,525
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	201,987
450,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 11/15/2023	393,750
300,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	304,500
500,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	500,000
225,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	226,969
300,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	309,000
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	543,125
448,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	466,480
275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	271,563
925,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	800,125
275,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	265,375
225,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	231,750
425,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	442,000
475,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	497,562
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	342,062
675,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	664,875
100,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	92,350
		TOTAL	16,232,839
		Oil Field Services—0.4%
450,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	198,000
350,000		Weatherford International Ltd., 7.00%, 3/15/2038	260,750
525,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	500,063
		TOTAL	958,813
		Packaging—5.7%
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	583,625
70,588	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	69,529
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	399,000
1,350,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	1,384,594
650,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	680,063
850,000		Berry Plastics Corp., 5.125%, 7/15/2023	852,125
750,000		Berry Plastics Corp., 5.50%, 5/15/2022	769,687
150,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	155,813
1,300,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	1,251,250
950,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	997,500
1,125,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	1,155,937
750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	747,188
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	314,063
875,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	905,992
50,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	51,569
1,025,000		Reynolds Group, 8.25%, 2/15/2021	1,072,457
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	312,750
650,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	676,000
375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	386,719
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$275,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	$287,031
1,250,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,201,562
		TOTAL	14,254,454
		Paper—0.3%
250,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	244,063
625,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	626,562
		TOTAL	870,625
		Pharmaceuticals—3.5%
50,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	43,625
600,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	523,500
1,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	885,000
1,225,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	1,252,563
1,875,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	1,921,875
1,225,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,004,500
675,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	605,556
225,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	210,656
300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	249,000
375,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	332,578
200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	161,625
950,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	771,875
1,000,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	805,000
		TOTAL	8,767,353
		Refining—0.8%
825,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	713,625
500,000		Northern Tier Energy LLC/Northern Tier Fin Corp., Bond, 7.125%, 11/15/2020	511,250
850,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	858,500
		TOTAL	2,083,375
		Restaurants—1.2%
1,475,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	1,533,543
700,000		NPC INTL/OPER Co., A&B, Inc., 10.50%, 1/15/2020	740,250
250,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	256,875
500,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	513,750
		TOTAL	3,044,418
		Retailers—1.6%
1,500,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	1,546,875
200,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	201,720
575,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	439,875
125,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	126,250
1,125,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,207,856
400,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	421,000
		TOTAL	3,943,576
		Supermarkets—0.2%
550,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	569,250
		Technology—9.8%
325,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	276,250
1,525,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,151,375
650,000	[1]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	549,250
1,150,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,193,125
825,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	849,750
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$350,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	$356,563
225,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	230,801
600,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	627,601
1,050,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	1,040,812
675,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	688,001
1,850,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	1,840,750
600,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	611,250
1,400,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	1,253,000
1,525,000		Infor US, Inc., 6.50%, 5/15/2022	1,447,804
1,325,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	1,262,062
525,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	547,313
250,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	256,875
125,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	106,875
275,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	234,438
675,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	578,813
600,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	663,000
575,000		NCR Corp., 6.375%, 12/15/2023	589,375
675,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	664,875
175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	178,281
875,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	894,687
250,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	251,875
150,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	155,625
825,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	874,500
675,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	690,187
125,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	127,813
725,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	744,937
450,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	468,842
225,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	234,000
950,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	1,001,656
975,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	482,625
1,450,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	1,544,250
		TOTAL	24,669,236
		Transportation Services—0.9%
200,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	197,750
125,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	113,594
750,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	746,250
1,250,000		HDTFS, Inc., 6.25%, 10/15/2022	1,293,750
		TOTAL	2,351,344
		Utility - Electric—1.6%
1,450,000		Calpine Corp., 5.75%, 1/15/2025	1,415,562
13,356	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	13,456
650,000		NRG Energy, Inc., 6.25%, 5/1/2024	621,972
255,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	263,288
175,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	173,250
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	468,000
125,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	125,000
675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	645,840
200,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	190,000
		TOTAL	3,916,368
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—4.5%
$1,200,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	$1,216,500
825,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	808,500
850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	714,000
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	236,813
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	52,765
250,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	258,750
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	1,007,000
950,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	940,500
350,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	276,500
875,000		Sprint Corp., 7.125%, 6/15/2024	696,719
1,550,000		Sprint Corp., 7.875%, 9/15/2023	1,274,875
400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	318,500
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	315,597
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	772,102
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	397,826
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	285,656
375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	393,281
775,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	818,594
575,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	608,781
		TOTAL	11,393,259
		Wireline Communications—0.7%
225,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	228,375
325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	319,313
350,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	353,062
850,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	846,812
		TOTAL	1,747,562
		TOTAL CORPORATE BONDS (IDENTIFIED COST $252,943,118)	244,165,508
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	10,788
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,520)	10,788
		REPURCHASE AGREEMENT—0.6%
$1,502,000		Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was an U.S. Government Agency security maturing on 2/25/2044 and the market value of that underlying security was $1,107,263,533. (AT COST)	1,502,000
		TOTAL INVESTMENTS—97.7% (IDENTIFIED COST $254,494,638)[7]	245,678,296
		OTHER ASSETS AND LIABILITIES - NET—2.3%[8]	5,782,217
		TOTAL NET ASSETS—100%	$251,460,513
Semi-Annual Shareholder Report
11

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $125,600,546, which represented 49.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $125,037,840, which represented 49.7% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	The cost of investments for federal tax purposes amounts to $255,019,310.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$244,165,508	$0	$244,165,508
Equity Securities:
Common Stocks
International	—	—	10,788	10,788
Repurchase Agreement	—	1,502,000	—	1,502,000
TOTAL SECURITIES	$—	$245,667,508	$10,788	$245,678,296
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$6.36	$6.91	$7.15	$7.17	$6.76	$7.03
Income From Investment Operations:
Net investment income[1]	0.18	0.37	0.39	0.44	0.49	0.53
Net realized and unrealized gain (loss) on investments	0.30	(0.53)	(0.20)	0.04	0.46	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.48	(0.16)	0.19	0.48	0.95	0.35
Less Distributions:
Distributions from net investment income	(0.42)	(0.39)	(0.43)	(0.50)	(0.54)	(0.62)
Net Asset Value, End of Period	$6.42	$6.36	$6.91	$7.15	$7.17	$6.76
Total Return[2]	7.77%	(2.57)%	2.69%	6.99%	14.70%	5.17%
Ratios to Average Net Assets:
Net expenses	0.77%[3]	0.77%	0.77%	0.79%	0.77%	0.79%
Net investment income	5.82%[3]	5.55%	5.60%	6.21%	7.14%	7.77%
Expense waiver/reimbursement[4]	—	—	—	—	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$206,584	$267,448	$287,649	$246,994	$205,500	$157,842
Portfolio turnover	12%	33%	33%	32%	33%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$6.33	$6.87	$7.11	$7.13	$6.73	$7.00
Income From Investment Operations:
Net investment income[1]	0.17	0.35	0.38	0.42	0.47	0.51
Net realized and unrealized gain (loss) on investments	0.30	(0.52)	(0.21)	0.04	0.45	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.47	(0.17)	0.17	0.46	0.92	0.33
Less Distributions:
Distributions from net investment income	(0.40)	(0.37)	(0.41)	(0.48)	(0.52)	(0.60)
Net Asset Value, End of Period	$6.40	$6.33	$6.87	$7.11	$7.13	$6.73
Total Return[2]	7.63%	(2.72)%	2.42%	6.73%	14.31%	4.92%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	1.01%	1.02%	1.04%	1.02%	1.04%
Net investment income	5.57%[3]	5.29%	5.35%	5.97%	6.88%	7.50%
Expense waiver/reimbursement[4]	—	—	—	—	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,876	$44,179	$57,999	$64,085	$76,202	$71,867
Portfolio turnover	12%	33%	33%	32%	33%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
June 30, 2016 (unaudited)
Assets:
Total investment in securities, at value (identified cost $254,494,638)		$245,678,296
Cash		121
Income receivable		4,346,219
Receivable for investments sold		2,383,756
Receivable for shares sold		518,811
TOTAL ASSETS		252,927,203
Liabilities:
Payable for investments purchased	$1,058,693
Payable for shares redeemed	377,388
Payable to adviser (Note 5)	4,108
Payable for distribution services fee (Note 5)	9,375
Accrued expenses (Note 5)	17,126
TOTAL LIABILITIES		1,466,690
Net assets for 39,199,484 shares outstanding		$251,460,513
Net Assets Consist of:
Paid-in capital		$282,140,399
Net unrealized depreciation of investments		(8,816,342)
Accumulated net realized loss on investments		(30,529,894)
Undistributed net investment income		8,666,350
TOTAL NET ASSETS		$251,460,513
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$206,584,488 ÷ 32,184,419 shares outstanding, no par value, unlimited shares authorized		$6.42
Service Shares:
$44,876,025 ÷ 7,015,065 shares outstanding, no par value, unlimited shares authorized		$6.40
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended June 30, 2016 (unaudited)
Investment Income:
Interest		$9,888,587
Expenses:
Investment adviser fee (Note 5)	$899,793
Administrative fee (Note 5)	117,273
Custodian fees	7,582
Transfer agent fee	14,653
Directors'/Trustees' fees (Note 5)	1,840
Auditing fees	15,252
Legal fees	3,564
Portfolio accounting fees	68,387
Distribution services fee (Note 5)	55,012
Printing and postage	27,000
Miscellaneous (Note 5)	4,616
TOTAL EXPENSES	1,214,972
Net expenses		1,214,972
Net investment income		8,673,615
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(7,830,921)
Net change in unrealized depreciation of investments		21,960,398
Net realized and unrealized gain on investments		14,129,477
Change in net assets resulting from operations		$22,803,092
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2016	Year Ended 12/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,673,615	$19,117,014
Net realized loss on investments	(7,830,921)	(2,643,998)
Net change in unrealized appreciation/depreciation of investments	21,960,398	(25,064,392)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,803,092	(8,591,376)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(17,147,041)	(16,404,431)
Service Shares	(2,684,113)	(3,072,404)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,831,154)	(19,476,835)
Share Transactions:
Proceeds from sale of shares	23,262,564	81,191,609
Net asset value of shares issued to shareholders in payment of distributions declared	19,831,154	9,473,444
Cost of shares redeemed	(106,232,149)	(96,618,194)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(63,138,431)	(5,953,141)
Change in net assets	(60,166,493)	(34,021,352)
Net Assets:
Beginning of period	311,627,006	345,648,358
End of period (including undistributed net investment income of $8,666,350 and $19,823,889, respectively)	$251,460,513	$311,627,006
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Notes to Financial Statements
June 30, 2016 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares may bear distribution services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	12/6/2013–6/13/2014	$662,938	$549,250
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$13,356	$13,456
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$737,477	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2016		Year Ended 12/31/2015
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,650,278	$16,826,002	10,351,120	$69,968,422
Shares issued to shareholders in payment of distributions declared	2,770,120	17,147,041	958,240	6,401,040
Shares redeemed	(15,310,257)	(97,252,625)	(10,865,623)	(72,747,658)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(9,889,859)	$ (63,279,582)	443,737	$3,621,804

	Six Months Ended 6/30/2016		Year Ended 12/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,027,084	$6,436,562	1,679,673	$11,223,187
Shares issued to shareholders in payment of distributions declared	435,026	2,684,113	461,322	3,072,404
Shares redeemed	(1,431,829)	(8,979,524)	(3,593,865)	(23,870,536)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	30,281	$141,151	(1,452,870)	$(9,574,945)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,859,578)	$(63,138,431)	(1,009,133)	$(5,953,141)
4. FEDERAL TAX INFORMATION
At June 30, 2016, the cost of investments for federal tax purposes was $255,019,310. The net unrealized depreciation of investments for federal tax purposes was $9,341,014. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,351,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,692,345.
At December 31, 2015, the Fund had a capital loss carryforward of $21,932,565 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$546,666	$2,687,926	$3,234,592
2017	$9,764,569	NA	$9,764,569
2018	$8,933,404	NA	$8,933,404
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended June 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$55,012
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2016, FSC did not retain any fees paid by the Fund.
Interfund Transactions
During the six months ended June 30, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $9,236,953.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2016, were as follows:
Purchases	$35,981,199
Sales	$109,191,230
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2016, the Fund had no outstanding loans. During the six-months ended June 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2016, there were no outstanding loans. During the six months ended June 30, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,077.70	$3.98
Service Shares	$1,000	$1,076.30	$5.27
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.03	$3.87
Service Shares	$1,000	$1,019.79	$5.12
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.77%
Service Shares	1.02%
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Evaluation and Approval of Advisory Contract–May 2016
Federated High Income Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated
Semi-Annual Shareholder Report
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companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report
25

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
27

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
28

Federated High Income Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2016
Share Class
Primary
Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	30.5%
Information Technology	22.1%
Consumer Discretionary	10.4%
Financials	8.7%
Industrials	7.2%
Materials	5.8%
Consumer Staples	2.6%
Energy	1.1%
Telecommunication Services	0.5%
Derivative Contracts[2,3]	(0.0)%
Securities Lending Collateral[4]	5.5%
Cash Equivalents[5]	10.9%
Other Assets and Liabilities—Net[6]	(5.3)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—88.8%
		Consumer Discretionary—10.4%
14,500		Abercrombie & Fitch Co., Class A	$258,245
2,195	[1]	Amazon.com, Inc.	1,570,786
13,500		Clubcorp Holdings, Inc.	175,500
5,075	[2]	Cracker Barrel Old Country Store, Inc.	870,210
26,000	[1]	Dave & Buster's Entertainment, Inc.	1,216,540
23,200		Hanesbrands, Inc.	583,016
34,700	[2]	Hilton Worldwide Holdings, Inc.	781,791
16,125		Las Vegas Sands Corp.	701,276
5,400	[1]	Mohawk Industries, Inc.	1,024,704
11,000		Moncler SpA	173,996
708,680		NagaCorp Limited	472,124
20,000	[1]	One Group Hospitality, Inc./The	52,200
220,000		Samsonite International SA	608,361
6,600		Six Flags Entertainment Corp.	382,470
33,200		Starbucks Corp.	1,896,384
6,750		Tractor Supply Co.	615,465
6,100		Whirlpool Corp.	1,016,504
27,400	[1]	Yoox Net-A-Porter Group	636,044
		TOTAL	13,035,616
		Consumer Staples—2.6%
22,100	[1]	Blue Buffalo Pet Products, Inc.	515,814
4,900		CVS Health Corp.	469,126
7,500	[1]	Hain Celestial Group, Inc.	373,125
8,300		Smucker (J.M.) Co.	1,265,003
24,800	[1]	Sprouts Farmers Market, Inc.	567,920
		TOTAL	3,190,988
		Energy—1.1%
2,400		Core Laboratories NV	297,336
31,400		US Silica Holdings, Inc.	1,082,358
		TOTAL	1,379,694
		Financials—8.7%
37,900		American International Group, Inc.	2,004,531
6,350		BlackRock, Inc.	2,175,066
24,700	[1]	CBRE Group, Inc.	654,056
68,670		Chimera Investment Corp.	1,078,119
13,475		Crown Castle International Corp.	1,366,769
2,450	[2]	EPR Properties	197,666
77,300		EverBank Financial Corp.	1,148,678
3,816		Lamar Advertising Co.	253,001
7,400	[1]	MGM Growth Properties LLC	197,432
17,620		Ryman Hospitality Properties	892,453
19,200		Wells Fargo & Co.	908,736
		TOTAL	10,876,507
		Health Care—30.4%
12,600	[1,2]	Acadia Healthcare Co., Inc.	698,040
10,360	[1,2]	Acadia Pharmaceuticals, Inc.	336,286
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
5,281	[1]	Advanced Accelerator Applications SA, ADR	$159,671
7,500		Agilent Technologies, Inc.	332,700
39,712	[1]	Alkermes, Inc.	1,716,353
4,900	[1]	Allergan PLC	1,132,341
27,473	[1]	Amphastar Pharmaceuticals, Inc.	442,865
34,394	[1,3]	arGEN-X	436,718
4,153	[1]	aTyr Pharma, Inc.	11,545
142,420	[1,4]	BioNano Genomics, Inc.	0
4,240	[1]	Cerner Corp.	248,464
310,000	[1,3]	Corcept Therapeutics, Inc.	1,692,600
36,300	[1]	Dexcom, Inc.	2,879,679
8,000	[1]	Diplomat Pharmacy, Inc.	280,000
220,470	[1,3,4]	Dyax Corp.	244,722
49,800	[1,3]	Dynavax Technologies Corp.	726,084
17,386	[1,2]	Egalet Corp.	86,235
11,000	[1,2]	GW Pharmaceuticals PLC, ADR	1,007,270
34,500	[1,3]	Galapagos NV	1,905,896
23,900	[1,3]	Galapagos NV, ADR	1,325,733
13,900	[1]	Genmab A/S	2,532,019
5,000		Gilead Sciences, Inc.	417,100
23,300	[1]	Glaukos Corp.	679,428
16,426	[1]	HealthEquity, Inc.	499,104
12,490	[1]	IDEXX Laboratories, Inc.	1,159,821
9,974	[1]	Innocoll Holdings PLC	54,957
47,464	[1,3]	Intersect ENT, Inc.	613,709
12,300	[1]	MacroGenics, Inc.	331,977
10,890		Medtronic PLC	944,925
107,222	[1,3]	Minerva Neurosciences, Inc.	1,094,737
43,928	[1]	Nektar Therapeutics	625,095
6,723	[1]	Nevro Corp.	495,888
28,721	[1,3]	Ocular Therapeutix, Inc.	142,169
84,235	[1,3]	Otonomy, Inc.	1,337,652
8,200	[1]	Penumbra, Inc.	487,900
10,220	[1]	Poxel SA	106,989
25,699	[1]	Premier, Inc.	840,357
248,090	[1,3]	Progenics Pharmaceuticals, Inc.	1,046,940
19,300	[1]	Repligen Corp.	528,048
6,100	[1,2]	SAGE Therapeutics, Inc.	183,793
66,360	[1,3]	SCYNEXIS, Inc.	144,001
45,534	[1,3]	Seres Therapeutics, Inc.	1,322,763
34,600	[1,2]	Spark Therapeutics, Inc.	1,769,098
27,200	[1,3]	SteadyMed Ltd.	87,584
2,945	[1,3,5]	SteadyMed Ltd.	9,483
7,500	[1,2]	Tesaro, Inc.	630,375
9,350	[1]	Ultragenyx Pharmaceutical, Inc.	457,308
2,950	[1]	VCA, Inc.	199,449
88,600	[1]	Veeva Systems, Inc.	3,023,032
17,150	[1]	Versartis, Inc.	189,679
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
43,936	[1,3]	Zogenix, Inc.	$353,685
		TOTAL	37,972,267
		Industrials—7.2%
3,900		Acuity Brands, Inc.	967,044
37,450		Air Lease Corp.	1,002,911
6,800	[1,2]	Caesar Stone SDOT Yam Ltd.	236,368
1,172		Chicago Bridge & Iron Co., N.V.	40,586
7,600		Danaher Corp.	767,600
7,450		Equifax, Inc.	956,580
20,000		KAR Auction Services, Inc.	834,800
11,982		Owens Corning, Inc.	617,313
14,800	[1]	Rexnord Corp.	290,524
9,400		Ryder System, Inc.	574,716
9,400		Safran SA	638,850
14,150		Union Pacific Corp.	1,234,588
9,990	[1,2]	Verisk Analytics, Inc.	809,989
		TOTAL	8,971,869
		Information Technology—22.1%
3,660	[1]	Adobe Systems, Inc.	350,591
16,700	[1]	Alibaba Group Holding Ltd., ADR	1,328,151
15,400		Amadeus IT Holding SA	674,651
12,400		Broadcom Ltd.	1,926,960
26,105	[1]	BroadSoft, Inc.	1,071,088
12,200	[1]	ChannelAdvisor Corp.	176,778
4,400	[1]	Check Point Software Technologies Ltd.	350,592
8,400	[1]	CoStar Group, Inc.	1,836,744
20,400	[1,2]	Fitbit, Inc.	249,288
23,900	[1]	Fleetmatics Group PLC	1,035,587
18,425	[1]	GoDaddy, Inc.	574,676
1,221	[1]	GrubHub, Inc.	37,937
38,600	[1]	Microsemi Corp.	1,261,448
32,094	[1,2]	Mobileye NV	1,480,817
30,200	[1]	NIC, Inc.	662,588
23,900	[1]	NXP Semiconductors NV	1,872,326
7,900	[1]	NetSuite, Inc.	575,120
13,808	[1]	Q2 Holdings, Inc.	386,900
35,550	[1]	RADWARE Ltd.	400,293
12,490	[1]	Salesforce.com, Inc.	991,831
35,300	[1]	ServiceNow, Inc.	2,343,920
11,400	[1]	Splunk, Inc.	617,652
20,002	[1]	Tyler Technologies, Inc.	3,334,533
27,470	[1]	Vantiv, Inc.	1,554,802
25,140	[1,2]	Workday, Inc.	1,877,204
17,500	[1,2]	Zillow Group, Inc.	634,900
		TOTAL	27,607,377
		Materials—5.8%
12,800		Eagle Materials, Inc.	987,520
20,400		Huntsman Corp.	274,380
9,825		Martin Marietta Materials	1,886,400
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
8,900		Sherwin-Williams Co.	$2,613,663
11,800		Vulcan Materials Co.	1,420,248
		TOTAL	7,182,211
		Telecommunication Services—0.5%
20,940	[1]	Zayo Group Holdings, Inc.	584,854
		TOTAL COMMON STOCKS (IDENTIFIED COST $82,499,346)	110,801,383
		WARRANTS—0.0%
		Health Care—0.0%
21,060	[1,3]	SCYNEXIS, Inc., Warrants	24,208
128,250	[1,3]	Zogenix, Inc., Warrants	17,160
		TOTAL WARRANTS (IDENTIFIED COST $0)	41,368
		CORPORATE BOND—0.1%
		Health Care—0.1%
$95,000	[5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018 (IDENTIFIED COST $95,000)	67,716
		REPURCHASE AGREEMENTS—16.4%
13,613,000		Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,107,263,533.	13,613,000
6,895,912		Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,107,263,533 (purchased with proceeds from securities lending collateral).	6,895,912
		TOTAL REPURCHASE AGREEMENTS (AT COST)	20,508,912
		TOTAL INVESTMENTS—105.3% (IDENTIFIED COST $103,103,258)[7]	131,419,379
		OTHER ASSETS AND LIABILITIES - NET—(5.3)%[8]	(6,652,078)
		TOTAL NET ASSETS—100%	$124,767,301
At June 30, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
6/30/2016	State Street	2,162 CHF	$2,102	$(112)
6/30/2016	State Street	283 EUR	$315	$0
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(112)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated companies.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $77,199, which represented 0.1% of total net assets.
Semi-Annual Shareholder Report
5

6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $67,716, which represented 0.1% of total net assets.
Also represents cost for federal tax purposes.	7
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.	8
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$13,320,584	$—	$244,722	$13,565,306
International	89,040,946	8,195,131	—	97,236,077
Warrants	—	41,368	—	41,368
Debt Securities:
Corporate Bonds	—	67,716	—	67,716
Repurchase Agreements	—	20,508,912	—	20,508,912
TOTAL SECURITIES	$102,361,530	$28,813,127	$244,722	$131,419,379
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(112)	—	—	(112)
OTHER FINANCIAL INSTRUMENTS	$(112)	$—	$—	$(112)
1	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CHF	—Swiss Franc
EUR	—Euro
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.42	$18.92	$19.22	$15.06	$12.84	$14.96
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.15)[1]	(0.15)[1]	(0.12)[1]	(0.05)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.33)	1.44	1.91	5.76	2.27	(1.88)
TOTAL FROM INVESTMENT OPERATIONS	(0.38)	1.29	1.76	5.64	2.22	(1.97)
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.15)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(1.17)	(2.79)	(2.06)	(1.48)	—	—
TOTAL DISTRIBUTIONS	(1.17)	(2.79)	(2.06)	(1.48)	—	(0.15)
Net Asset Value, End of Period	$15.87	$17.42	$18.92	$19.22	$15.06	$12.84
Total Return[2]	(1.49)%	6.37%	9.71%	40.12%	17.29%	(13.28)%
Ratios to Average Net Assets:
Net expenses	1.53%[3,4]	1.53%[4]	1.53%[4]	1.53%[4]	1.53%[4]	1.53%[4]
Net investment income (loss)	(0.59)%[3]	(0.84)%	(0.83)%	(0.75)%	(0.34)%	(0.65)%
Expense waiver/reimbursement[5]	0.02%[3]	0.00%[6]	0.09%	0.25%	0.34%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,240	$46,450	$49,425	$53,392	$43,192	$43,025
Portfolio turnover	26%	60%	51%	71%	65%	63%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53%, 1.53%, 1.53%, 1.53% and 1.53% for the six months ended June 30, 2016 and for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.82	$18.39	$18.78	$14.79	$12.64	$14.73
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.19)[1]	(0.19)[1]	(0.16)[1]	(0.09)[1]	(0.13)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.33)	1.41	1.86	5.63	2.24	(1.84)
TOTAL FROM INVESTMENT OPERATIONS	(0.39)	1.22	1.67	5.47	2.15	(1.97)
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.12)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(1.17)	(2.79)	(2.06)	(1.48)	—	—
TOTAL DISTRIBUTIONS	(1.17)	(2.79)	(2.06)	(1.48)	—	(0.12)
Net Asset Value, End of Period	$15.26	$16.82	$18.39	$18.78	$14.79	$12.64
Total Return[2]	(1.61)%	6.15%	9.43%	39.67%	17.01%	(13.49)%
Ratios to Average Net Assets:
Net expenses	1.78%[3,4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]
Net investment income (loss)	(0.84)%[3]	(1.07)%	(1.08)%	(1.00)%	(0.65)%	(0.90)%
Expense waiver/reimbursement[5]	0.02%[3]	0.00%[6]	0.09%	0.25%	0.34%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,527	$91,458	$69,369	$70,159	$51,992	$97,552
Portfolio turnover	26%	60%	51%	71%	65%	63%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78%, 1.78%, 1.78%, 1.78% and 1.78% for the six months ended June 30, 2016 and for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
June 30, 2016 (unaudited)
Assets:
Investment in repurchase agreements	$20,508,912
Investment in securities	110,910,467
Total investment in securities, at value including $6,718,955 of securities loaned and $12,525,844 of investment in affiliated companies (identified cost $103,103,258)		$131,419,379
Cash		2,973
Cash denominated in foreign currencies (identified cost $2,652)		2,646
Income receivable		86,376
Receivable for investments sold		691,687
Receivable for shares sold		88,215
TOTAL ASSETS		132,291,276
Liabilities:
Payable for investments purchased	$402,179
Payable for shares redeemed	178,262
Unrealized depreciation on foreign exchange contracts	112
Payable for collateral due to broker for securities lending	6,895,912
Payable to adviser (Note 5)	4,293
Payable for distribution services fee (Note 5)	17,148
Accrued expenses (Note 5)	26,069
TOTAL LIABILITIES		7,523,975
Net assets for 8,072,058 shares outstanding		$124,767,301
Net Assets Consist of:
Paid-in capital		$88,982,181
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		28,316,017
Accumulated net realized gain on investments, future contracts and foreign currency transactions		8,103,339
Accumulated net investment income (loss)		(634,236)
TOTAL NET ASSETS		$124,767,301
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$42,240,438 ÷ 2,662,322 shares outstanding, no par value, unlimited shares authorized		$15.87
Service Shares:
$82,526,863 ÷ 5,409,736 shares outstanding, no par value, unlimited shares authorized		$15.26
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended June 30, 2016 (unaudited)
Investment Income:
Dividends (net of foreign taxes withheld of $2,204)			$466,696
Interest (including income on securities loaned of $78,170)			103,767
TOTAL INCOME			570,463
Expenses:
Investment adviser fee (Note 5)		$789,341
Administrative fee (Note 5)		47,482
Custodian fees		16,390
Transfer agent fee		7,719
Directors'/Trustees' fees (Note 5)		1,115
Auditing fees		15,505
Legal fees		6,926
Portfolio accounting fees		32,155
Distribution services fee (Note 5)		100,951
Printing and postage		18,010
Miscellaneous (Note 5)		10,449
TOTAL EXPENSES		1,046,043
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(13,201)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(401)
TOTAL WAIVER AND REDUCTION		(13,602)
Net expenses			1,032,441
Net investment income (loss)			(461,978)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain/loss on investments (including realized gain of $7,115,109 on sale of investments in affiliated companies (Note 5)) and foreign currency transactions			8,667,086
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(11,161,719)
Net realized and unrealized loss on investments and foreign currency transactions			(2,494,633)
Change in net assets resulting from operations			$(2,956,611)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2016	Year Ended 12/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(461,978)	$(1,305,702)
Net realized gain on investments and foreign currency transactions	8,667,086	9,597,417
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(11,161,719)	(1,894,145)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,956,611)	6,397,570
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Primary Shares	(3,022,416)	(7,009,109)
Service Shares	(6,304,411)	(10,256,113)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,326,827)	(17,265,222)
Share Transactions:
Proceeds from sale of shares	9,842,672	54,094,180
Net asset value of shares issued to shareholders in payment of distributions declared	9,326,826	17,265,219
Cost of shares redeemed	(20,026,456)	(41,377,510)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(856,958)	29,981,889
Change in net assets	(13,140,396)	19,114,237
Net Assets:
Beginning of period	137,907,697	118,793,460
End of period (including distributions in excess of net investment income of $(634,236) and $(172,258), respectively)	$124,767,301	$137,907,697
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
June 30, 2016 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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12

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. The detail of the total fund expense waivers and reduction of $13,602 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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13

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
At June 30, 2016, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $57 and $116, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$6,718,955	$6,895,912
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14

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	1/26/2015	$25,000	$9,483
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$112
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$8,546

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$105
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2016		Year Ended 12/31/2015
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	105,777	$1,605,749	301,574	$5,434,626
Shares issued to shareholders in payment of distributions declared	209,164	3,022,415	390,262	7,009,107
Shares redeemed	(319,326)	(4,866,878)	(638,016)	(11,621,596)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(4,385)	$ (238,714)	53,820	$822,137
Semi-Annual Shareholder Report
15

	Six Months Ended 6/30/2016		Year Ended 12/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Share Sold	557,840	$8,236,923	2,786,564	$48,659,554
Shares issued to shareholders in payment of distributions declared	453,229	6,304,411	590,450	10,256,112
Shares redeemed	(1,039,442)	(15,159,578)	(1,710,426)	(29,755,914)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(28,373)	$(618,244)	1,666,588	$29,159,752
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(32,758)	$(856,958)	1,720,408	$29,981,889
4. FEDERAL TAX INFORMATION
At June 30, 2016, the cost of investments for federal tax purposes was $103,103,258. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $28,316,121. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,568,884 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,252,763.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, the Adviser voluntarily waived $13,201 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2016, the Sub-Adviser earned a fee of $652,683.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$100,951
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2016, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2016, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) have voluntarily agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, dividends and other expenses related to short sales, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $126,753.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended June 30, 2016, were as follows:
Affiliates	Balance of Shares Held or Par Value Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held or Par Value Held 6/30/2016	Value	Interest Income
arGen-X	—	34,394	—	34,394	$436,718	$—
**BioDelivery Sciences International, Inc.	60,554	—	(60,554)	—	$—	$—
**Catalyst Pharmaceutical Partners, Inc.	82,320	8,800	(91,120)	—	$—	$—
*ChannelAdvisor Corp.	24,300	—	(12,100)	12,200	$ 176,778	$—
Corcept Therapeutics, Inc.	310,000	—	—	310,000	$1,692,600	$—
*Dexcom, Inc.	48,200	—	(11,900)	36,300	$2,879,679	$—
Dyax Corp.	220,470	220,470	(220,470)	220,470	$244,722	$—
Dynavax Technologies Corp.	45,370	4,430	—	49,800	$726,084	$—
*Egalet Corp.	38,453	986	(22,053)	17,386	$86,235	$—
**ExamWorks Group, Inc.	44,700	—	(44,700)	—	$—	$—
Galapagos NV	31,000	3,500	—	34,500	$1,905,896	$—
Galapagos NV, ADR	23,900	—	—	23,900	$1,325,733	$—
Intersect ENT, Inc.	27,200	22,800	(2,536)	47,464	$ 613,709	$—
Minerva Neurosciences, Inc.	44,611	107,222	(44,611)	107,222	$1,094,737	$—
**Minerva Neurosciences, Inc., Warrants	44,611	—	(44,611)	—	$—	$—
Ocular Therapeutix, Inc.	30,976	—	(2,255)	28,721	$142,169	$—
Otonomy, Inc.	41,900	42,365	(30)	84,235	$1,337,652	$—
**Otonomy, Inc.	8,365	—	(8,365)	—	$—	$—
*Premier, Inc.	25,699	—	—	25,699	$840,357	$—
Progenics Pharmaceuticals, Inc.	248,090	—	—	248,090	$1,046,940	$—
*Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A 4.50%, 9/15/2018	95,000	—	—	95,000	$67,716	$2,138
SCYNEXIS, Inc.	19,560	46,800	—	66,360	$144,001	$—
SCYNEXIS, Inc., Warrants	—	21,060	—	21,060	$24,208	$—
Seres Therapeutics, Inc.	14,980	30,554	—	45,534	1,322,763	$—
SteadyMed Ltd.	27,200	—	—	27,200	$87,584	$—
SteadyMed Ltd.	2,945	—	—	2,945	$9,483	$—
Semi-Annual Shareholder Report
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Affiliates	Balance of Shares Held or Par Value Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held or Par Value Held 6/30/2016	Value	Interest Income
**Textura Corp.	71,400	9,000	(80,400)	—	$—	$—
Zogenix, Inc.	43,936	—	—	43,936	$353,685	$—
Zogenix, Inc., Warrants	128,250	—	—	128,250	$17,160	$—
TOTAL AFFILIATED COMPANIES	1,803,990	552,381	(645,705)	1,710,666	$16,576,609	$2,138
*	At June 30, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
**	The security is no longer held in the Fund's portfolio of investments.
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2016, the Fund's expenses were reduced by $401 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2016, were as follows:
Purchases	$28,765,514
Sales	$30,513,102
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At June 30, 2016, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	71.7%
Netherlands	3.3%
Belgium	2.6%
Ireland	2.2%
Denmark	2.0%
Singapore	1.5%
China	1.1%
Israel	0.9%
United Kingdom	0.8%
France	0.7%
Italy	0.7%
Spain	0.5%
Luxembourg	0.5%
Cayman Islands	0.4%
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9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2016, the Fund had no outstanding loans. During the six-months ended June, 30, 2016 the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2016, there were no outstanding loans. During the six months ended June 30, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$985.10	$7.55
Service Shares	$1,000	$983.90	$8.78
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.26	$7.67
Service Shares	$1,000	$1,016.01	$8.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.53%
Service Shares	1.78%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Kaufmann Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment
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objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expensive ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations
The Board noted that in May 2014, the Senior Officer proposed, and the Board subsequently approved, a reduction in the contractual advisory fee to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers which was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the May 2015 Meetings, Federated proposed and the Board approved reductions to the subadvisory fees under the subadvisory contract for the Fund, effective as of the date of the previous contractual advisory fee reduction.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2016
Share Class
Primary
Service

Federated Government Money Fund II
(formerly, Federated Prime Money Fund II)

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2016 through June 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	44.9%
U.S. Treasury Securities	1.2%
Repurchase Agreements	53.5%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At June 30, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	56.3%
8-30 Days	7.5%
31-90 Days	26.0%
91-180 Days	3.6%
181 Days or more	6.2%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—44.9%
$3,000,000	[1]	Federal Farm Credit System Discount Notes, 0.500% - 0.610%, 11/23/2016 - 4/19/2017	$2,991,562
2,593,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.530%, 9/19/2016	2,593,057
8,500,000	[1]	Federal Home Loan Bank System Discount Notes, 0.295% - 0.598%, 7/26/2016 - 2/17/2017	8,487,701
8,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.537% - 0.601%, 7/4/2016 - 9/21/2016	8,498,889
14,435,000		Federal Home Loan Bank System, 0.500% - 0.780%, 7/26/2016 - 5/25/2017	14,433,896
9,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.452% - 0.681%, 7/12/2016 - 9/8/2016	8,998,067
1,000,000		Federal Home Loan Mortgage Corp., 0.625%, 11/1/2016	999,953
3,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.500%, 9/1/2016	2,997,417
6,970,000		Federal National Mortgage Association, 0.625% - 1.250%, 8/26/2016 - 9/28/2016	6,977,217
		TOTAL GOVERNMENT AGENCIES	56,977,759
		U.S. TREASURIES—1.2%
		U.S. Treasury Notes—1.2%
500,000		United States Treasury Notes, 0.500%, 11/30/2016	499,743
1,000,000		United States Treasury Notes, 3.250%, 7/31/2016	1,002,095
		TOTAL U.S. TREASURIES	1,501,838
		REPURCHASE AGREEMENTS—53.5%
20,000,000		Interest in $250,000,000 joint repurchase agreement 0.45%, dated 6/30/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,003,125 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/15/2046 and the market value of those underlying securities was $257,430,376.	20,000,000
15,000,000		Interest in $3,250,000,000 joint repurchase agreement 0.40%, dated 6/30/2016 under which BNP Paribas SA will repurchase securities provided as collateral for $3,250,036,111 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $3,315,036,836.	15,000,000
5,000,000		Interest in $85,000,000 joint repurchase agreement 0.40%, dated 6/29/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $85,006,611 on 7/6/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $87,551,768.	5,000,000
20,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.48%, dated 6/30/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,100,014,667 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $1,129,190,427.	20,000,000
5,000,000		Interest in $200,000,000 joint repurchase agreement 0.45%, dated 6/28/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $200,017,500 on 7/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2045 and the market value of those underlying securities was $205,594,244.	5,000,000
3,000,000		Interest in $400,000,000 joint repurchase agreement 0.42%, dated 6/28/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,032,667 on 7/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2045 and the market value of those underlying securities was $408,014,336.	3,000,000
		TOTAL REPURCHASE AGREEMENTS	68,000,000
		TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[3]	126,479,597
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	547,792
		TOTAL NET ASSETS—100%	$127,027,389
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1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Primary Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 6/30/2016[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized and unrealized gain (loss) on investments	—
TOTAL FROM INVESTMENT OPERATIONS	—
Less Distributions:
Distributions from net realized gain on investments	—
Net Asset Value, End of Period	$1.00
Total Return[2]	0.00%
Ratios to Average Net Assets:
Net expenses	—%
Net investment income	—%
Expense waiver/reimbursement	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[3]
1	Reflects operations for the period from April 29, 2016 (date of initial investment) to June 30, 2016.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
Less Distributions:
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratios to Average Net Assets:
Net expenses	0.50%[3]	0.34%	0.26%	0.27%	0.40%	0.36%
Net investment income	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	0.18%[3]	0.40%	0.42%	0.41%	0.26%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$127,027	$139,170	$132,678	$154,973	$174,541	$204,124
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2016 (unaudited)
Assets:
Investment in repurchase agreements	$68,000,000
Investment in securities	58,479,597
Total investment in securities, at amortized cost and fair value		$126,479,597
Cash		598,414
Income receivable		67,812
Receivable for shares sold		5,220
Prepaid expenses		2,583
TOTAL ASSETS		127,153,626
Liabilities:
Payable for shares redeemed	93,885
Payable to adviser (Note 4)	1,996
Payable for portfolio accounting fees	13,210
Payable for other service fees (Note 2 and 4)	17,146
TOTAL LIABILITIES		126,237
Net assets for 127,029,231 shares outstanding		$127,027,389
Net Assets Consist of:
Paid-in capital		$127,028,780
Accumulated net realized loss on investments		(1,391)
TOTAL NET ASSETS		$127,027,389
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$127,027,289 ÷ 127,029,131 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2016 (unaudited)
Investment Income:
Interest			$337,374
Expenses:
Investment adviser fee (Note 4)		$269,051
Administrative fee (Note 4)		52,682
Custodian fees		7,828
Transfer agent fee		1,805
Directors'/Trustees' fees (Note 4)		1,147
Auditing fees		11,258
Legal fees		3,591
Portfolio accounting fees		35,925
Other service fees (Notes 2 and 4)		55,878
Printing and postage		19,012
Miscellaneous (Note 4)		2,136
TOTAL EXPENSES		460,313
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(76,948)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(45,991)
TOTAL WAIVERS AND REIMBURSEMENT		(122,939)
Net expenses			337,374
Net investment income			—
Net realized loss on investments			(1,391)
Change in net assets resulting from operations			$(1,391)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2016	Year Ended 12/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain (loss) on investments	(1,391)	1,532
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,391)	1,532
Distributions to Shareholders:
Distributions from net realized gain on investments	—	(1,349)
Share Transactions:
Proceeds from sale of shares	39,764,509	81,522,557
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,337
Cost of shares redeemed	(51,905,317)	(75,032,191)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,140,808)	6,491,703
Change in net assets	(12,142,199)	6,491,886
Net Assets:
Beginning of period	139,169,588	132,677,702
End of period	$127,027,389	$139,169,588
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2016 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Government Money Fund II (formerly, “the Federated Prime Money Fund II”) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity by investing in a portfolio of U.S. Treasury and government securities.
Effective April 29, 2016, the Federated Prime Money Market Fund II was changed to Federated Government Money Fund II.
The Fund's Primary Shares is a new class of shares which commenced operations on April 29, 2016.
Effective April 30, 2016, the Fund's original shares were redesignated as Service Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Fund's Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers and reimbursement of $122,939 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended June 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$55,878	$(17,971)	$(28,020)
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 6/30/2016[1]		Year Ended 12/31/2015
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	100	$100	—	$—
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	Six Months Ended 6/30/2016		Year Ended 12/31/2015
Service Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	39,764,409	$39,764,409	81,522,557	$81,522,557
Shares issued to shareholders in payment of distributions declared	—	—	1,337	1,337
Shares redeemed	(51,905,317)	(51,905,317)	(75,032,191)	(75,032,191)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(12,140,908)	$(12,140,908)	6,491,703	$6,491,703
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(12,140,808)	$(12,140,808)	6,491,703	$6,491,703
1	Reflects operations for the period from April 29, 2016 (date of initial investment) to June 30, 2016.
2	Effective April 30, 2016, the Fund's original shares were redesignated as Service Shares.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, the Adviser voluntarily waived $76,948 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2016, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended June 30, 2016, FSSC reimbursed $17,971 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive the certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense and extraordinary expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.38% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended June 30, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $3,325,000.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) i the federal funds effective rate, ii the one month London Interbank Offer Rate (LIBOR), and iii 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2016, the Fund had no outstanding loans. During the six-months ended June 30, 2016, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2016, there were no outstanding loans. During the six months ended June 30, 2016, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: i cash, ii securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or iii repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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12

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2016	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,000.00	$0.00[2,3]
Service Shares	$1,000	$1,000.00	$2.49[4]
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,024.86	$0.00[2,3]
Service Shares	$1,000	$1,022.38	$2.51[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.00%
Service Shares	0.50%
2	“Actual” expense information for the Fund's Primary Shares is for the period from April 29, 2016 (date of initial investment) to June 30, 2016. Actual expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by 63/366 (to reflect the period from initial investment to June 30, 2016). “Hypothetical” expense information for Primary Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Primary Shares current Fee Limit of 0.38% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.89 and $1.91, respectively.

4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.63% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.13 and $3.17, respectively.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Government Money Fund II (the “Fund”)
(formerly, Federated Prime Money Fund II)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive
Semi-Annual Shareholder Report
14

array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will
Semi-Annual Shareholder Report
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have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Money Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916751
CUSIP 313916504
G00433-05 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2016
Share Class
Primary
Service

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2016 through June 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	94.8%
Collateralized Mortgage Obligations	0.1%
Mortgage-Backed Securities[2]	0.1%
Municipal Bond	0.1%
U.S. Treasury	0.8%
Foreign Government Debt Securities	0.5%
Derivative Contracts[3]	(0.2)%
Cash Equivalents[4]	3.2%
Other Assets and Liabilities—Net[5]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—94.8%
		Basic Industry - Chemicals—1.4%
$570,000		Albemarle Corp., 4.15%, 12/1/2024	$598,152
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	670,143
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	873,653
790,000		RPM International, Inc., 6.50%, 2/15/2018	845,491
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	120,101
		TOTAL	3,107,540
		Basic Industry - Metals & Mining—2.2%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	222,259
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	650,463
520,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	498,160
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	476,668
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,228,688
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	318,009
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,584,546
		TOTAL	4,978,793
		Basic Industry - Paper—0.5%
125,000		Westvaco Corp., 7.65%, 3/15/2027	135,847
300,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	324,693
700,000		Weyerhaeuser Co., Sr. Unsecd. Note, 6.95%, 8/1/2017	738,035
		TOTAL	1,198,575
		Capital Goods - Aerospace & Defense—1.8%
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	276,200
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	297,506
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,671,618
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	278,818
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	284,220
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	337,362
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	557,375
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	317,650
		TOTAL	4,020,749
		Capital Goods - Building Materials—0.4%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	717,030
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	286,028
		TOTAL	1,003,058
		Capital Goods - Construction Machinery—0.2%
510,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	554,178
		Capital Goods - Diversified Manufacturing—1.9%
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	487,949
800,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	804,167
1,190,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,284,158
625,000		Roper Technologies, Inc., 2.05%, 10/1/2018	632,934
600,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	621,014
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	175,098
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	386,410
		TOTAL	4,391,730
		Communications - Cable & Satellite—1.8%
1,500,000	[1,2]	CCO Safari II LLC, Term Loan - 1st Lien, Series 144A, 3.579%, 7/23/2020	1,569,753
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$480,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	$503,208
1,290,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,463,052
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	522,469
		TOTAL	4,058,482
		Communications - Media & Entertainment—2.5%
300,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	312,373
750,000		CBS Corp., 3.70%, 8/15/2024	784,912
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	159,449
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	405,491
1,179,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,187,452
500,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	523,661
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	633,099
250,000		Viacom, Inc., 2.50%, 9/1/2018	253,606
400,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	408,492
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	953,333
		TOTAL	5,621,868
		Communications - Telecom Wireless—1.0%
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,043,667
510,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	533,019
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	722,859
		TOTAL	2,299,545
		Communications - Telecom Wirelines—2.4%
700,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	715,398
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	461,383
1,090,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	1,221,930
500,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	534,375
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	749,879
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	322,109
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	662,849
735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	857,644
		TOTAL	5,525,567
		Consumer Cyclical - Automotive—3.9%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	505,022
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	706,717
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	527,246
650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.021%, 5/3/2019	656,027
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	253,170
600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	608,672
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 3/18/2021	1,039,396
670,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	676,872
550,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	551,036
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/6/2021	502,014
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	922,719
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,033,010
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,007,961
		TOTAL	8,989,862
		Consumer Cyclical - Leisure—0.5%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,111,260
		Consumer Cyclical - Lodging—0.2%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	483,750
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—1.6%
$210,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	$215,276
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	137,831
610,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	613,551
85,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	87,337
300,000		CVS Health Corp., Sr. Unsecd. Note, 1.90%, 7/20/2018	304,643
600,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	625,111
595,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	656,029
210,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	231,280
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	115,624
200,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	202,591
450,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	452,398
		TOTAL	3,641,671
		Consumer Cyclical - Services—1.1%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	329,470
350,000		Expedia, Inc., 4.50%, 8/15/2024	360,302
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	391,894
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	498,899
500,000		Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	528,023
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	299,863
		TOTAL	2,408,451
		Consumer Non-Cyclical - Food/Beverage—4.6%
1,250,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,296,692
1,350,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,447,789
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	982,935
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	521,884
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	716,595
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	2,064,405
475,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	493,760
300,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series 144A, 3.00%, 6/1/2026	303,844
475,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	517,666
600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	627,511
540,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	542,335
500,000		PepsiCo, Inc., 2.25%, 1/7/2019	513,919
500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	557,817
		TOTAL	10,587,152
		Consumer Non-Cyclical - Health Care—1.9%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	433,109
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	996,915
890,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	910,216
740,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	798,858
220,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	226,078
340,000		Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	345,851
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	506,550
130,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	134,299
		TOTAL	4,351,876
		Consumer Non-Cyclical - Pharmaceuticals—1.2%
475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	486,684
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	314,943
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	187,791
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	517,614
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	$363,522
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	300,553
330,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	352,351
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	239,652
		TOTAL	2,763,110
		Consumer Non-Cyclical - Products—0.3%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	260,755
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	325,762
		TOTAL	586,517
		Consumer Non-Cyclical - Supermarkets—0.4%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	852,592
		Consumer Non-Cyclical - Tobacco—0.3%
290,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	323,262
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	455,270
		TOTAL	778,532
		Energy - Independent—0.6%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	587,741
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	237,990
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	437,407
		TOTAL	1,263,138
		Energy - Integrated—2.6%
500,000		BP Capital Markets PLC, 1.375%, 5/10/2018	500,872
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,087,277
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	684,440
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	595,483
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,263,345
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	848,912
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	177,931
525,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	528,665
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	330,797
		TOTAL	6,017,722
		Energy - Midstream—2.6%
350,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	362,226
200,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	215,470
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	296,378
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	578,750
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	487,823
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	212,693
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	303,563
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,713,749
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	530,102
610,000		Williams Partners LP, 5.25%, 3/15/2020	628,151
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	327,948
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	376,796
		TOTAL	6,033,649
		Energy - Oil Field Services—0.4%
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	380,925
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	313,110
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	323,404
		TOTAL	1,017,439
Semi-Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.6%
$275,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	$270,644
225,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	246,875
215,000		Valero Energy Corp., 7.50%, 4/15/2032	256,691
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	696,667
		TOTAL	1,470,877
		Financial Institution - Banking—22.0%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	620,108
450,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	465,565
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	512,342
1,000,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,026,006
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	873,511
450,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	466,461
975,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	978,939
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,242,388
700,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	713,038
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	603,008
700,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	714,594
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	586,302
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	275,836
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	711,964
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	624,733
190,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	195,796
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	346,254
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,123,345
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	493,603
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	527,671
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	166,026
500,000		Citigroup, Inc., Sub. Note, 4.40%, 6/10/2025	522,858
1,160,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,210,176
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	542,721
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,041,500
300,000		Comerica, Inc., 3.80%, 7/22/2026	306,033
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	395,327
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	480,916
445,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	464,874
1,000,000		Goldman Sachs Group, Inc., 2.60%, 4/23/2020	1,017,627
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 1/23/2025	1,029,824
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	518,404
500,000		HSBC Bank USA, N.A., Sub., 4.875%, 8/24/2020	543,555
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,837,135
250,000		Huntington National Bank, Sr. Unsecd. Note, 1.70%, 2/26/2018	251,340
600,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	605,932
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	256,260
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	545,348
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,113,805
2,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	2,042,442
500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	518,223
260,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	264,888
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	416,842
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	255,554
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	$2,379,000
350,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	358,746
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,107,171
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	561,622
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,180,054
250,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	274,155
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,041,323
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,162,685
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	409,940
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.303%, 3/29/2049	1,323,750
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	917,126
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	749,678
200,000		SunTrust Bank, Sub., 3.30%, 5/15/2026	202,154
530,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	541,856
500,000		Wells Fargo & Co., Series MTN, 3.50%, 3/8/2022	536,808
750,000		Wells Fargo & Co., Series MTN, 4.10%, 6/3/2026	802,321
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.50%, 3/4/2021	1,026,220
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,300,562
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,120,090
		TOTAL	50,444,335
		Financial Institution - Broker/Asset Mgr/Exchange—2.2%
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	191,068
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	397,686
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	101,368
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	388,063
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	236,563
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	398,633
835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	949,371
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	221,138
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	284,342
640,000		Stifel Financial Corp., 4.25%, 7/18/2024	657,786
190,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	192,798
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	536,454
450,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	461,370
		TOTAL	5,016,640
		Financial Institution - Finance Companies—3.9%
710,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	711,775
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,565,669
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	545,595
487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	495,357
1,966,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	2,033,400
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,455,376
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,040,290
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,071,145
		TOTAL	8,918,607
		Financial Institution - Insurance - Health—1.0%
1,000,000		Aetna, Inc., Sr. Unsecd. Note, 2.40%, 6/15/2021	1,023,112
500,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	516,029
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	260,553
Semi-Annual Shareholder Report
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—continued
$405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	$444,365
		TOTAL	2,244,059
		Financial Institution - Insurance - Life—3.3%
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	820,093
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	845,676
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	591,857
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	311,477
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,904,882
800,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	893,984
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	503,448
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	482,840
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	322,411
235,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	238,881
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	431,474
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	313,998
		TOTAL	7,661,021
		Financial Institution - Insurance - P&C—1.7%
250,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	256,983
200,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	213,285
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	321,689
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	206,475
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	767,233
500,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	514,179
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,530,112
		TOTAL	3,809,956
		Financial Institution - REIT - Apartment—0.7%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	675,567
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	559,808
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	332,572
		TOTAL	1,567,947
		Financial Institution - REIT - Healthcare—0.7%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,094,610
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	513,341
		TOTAL	1,607,951
		Financial Institution - REIT - Office—1.2%
500,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	504,834
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	487,460
680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	731,460
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	225,020
700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	713,928
		TOTAL	2,662,702
		Financial Institution - REIT - Other—1.0%
695,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	708,317
750,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	794,404
300,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	332,811
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	462,620
		TOTAL	2,298,152
		Financial Institution - REIT - Retail—1.4%
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	933,068
450,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	458,212
Semi-Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$396,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	$411,829
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	104,979
921,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,012,030
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	343,667
		TOTAL	3,263,785
		Municipal Services—1.3%
886,540	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	994,113
1,765,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	2,027,579
		TOTAL	3,021,692
		Sovereign—0.5%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	358,045
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	730,456
		TOTAL	1,088,501
		Technology—5.3%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	527,740
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	400,952
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	254,803
400,000		Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	424,599
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	136,990
600,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	617,329
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	372,088
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,146,000
200,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.42%, 6/15/2021	205,785
400,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.02%, 6/15/2026	415,762
345,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	350,313
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	951,541
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	323,140
130,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	131,950
300,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	307,354
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	680,238
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	260,156
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	556,258
460,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	469,715
300,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	298,990
190,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	194,345
500,000		Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	502,310
250,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	262,620
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	804,830
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	260,748
350,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	371,052
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	207,946
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	714,793
		TOTAL	12,150,347
		Transportation - Airlines—0.1%
141,118		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	150,643
		Transportation - Railroads—1.3%
64,138		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	70,270
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,193,024
475,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	483,464
Semi-Annual Shareholder Report
9

Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$1,250,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	$1,273,262
		TOTAL	3,020,020
		Transportation - Services—1.7%
995,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,055,023
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	645,357
720,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	733,771
500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	510,584
425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	432,134
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	157,059
375,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	382,113
		TOTAL	3,916,041
		Utility - Electric—5.3%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	338,491
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	433,034
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	917,502
500,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	540,486
1,042,522		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,027,384
210,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	212,467
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	956,250
180,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 2.70%, 6/15/2021	184,153
550,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	587,423
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	520,446
220,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	238,500
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	258,515
438,097	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	454,328
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	919,537
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	377,799
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	503,191
590,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	643,822
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	454,269
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	537,095
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	260,439
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	255,746
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	866,490
65,410		Waterford 3 Funding Corp., 8.09%, 1/2/2017	65,420
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	484,006
		TOTAL	12,036,793
		Utility - Natural Gas—1.3%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,026,797
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,556,413
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	297,820
		TOTAL	2,881,030
		TOTAL CORPORATE BONDS (IDENTIFIED COST $207,642,328)	216,877,905
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,296		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,577
		Federal National Mortgage Association—0.0%
65		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	72
Semi-Annual Shareholder Report
10

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—0.1%
$3,235		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	$3,739
4,110		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	4,819
5,300		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	6,306
8,077		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	9,484
11,634		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	13,659
702		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	774
8,380		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	10,064
2,229		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,624
5,108		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	6,129
17,739		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	20,988
14,692		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	17,344
28,871		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	34,106
1,445		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,687
5,515		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	6,827
		TOTAL	138,550
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $118,519)	140,199
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	349,877
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	241,875
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	998,442
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,123,601)	1,240,317
		COLLATERALIZED MORTGAGE OBLIGATION—0.1%
		Commercial Mortgage—0.1%
329,483		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.538%, 8/15/2039 (IDENTIFIED COST $326,918)	332,014
		U.S. TREASURY—0.8%
		U.S. Treasury Notes—0.8%
1,800,000		United States Treasury Note, 1.375%, 1/31/2021 (IDENTIFIED COST $1,803,567)	1,832,133
		REPURCHASE AGREEMENT—3.2%
7,247,000		Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,107,263,533. (AT COST)	7,247,000
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $218,671,933)[3]	228,019,445
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	839,734
		TOTAL NET ASSETS—100%	$228,859,179
Semi-Annual Shareholder Report
11

At June 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 10-Year Long Futures	205	$27,261,797	September 2016	$630,757
5U.S. Treasury Long Bond Short Futures	63	$10,857,656	September 2016	$(583,886)
5U.S. Treasury Ultra Bond Short Futures	38	$7,082,250	September 2016	$(467,671)
5U.S. Treasury Note 2-Year Short Futures	50	$10,966,406	September 2016	$(80,581)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(501,381)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $46,086,444, which represented 20.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $44,661,186, which represented 19.5% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$216,877,905	$—	$216,877,905
Mortgage-Backed Securities	—	140,199	—	140,199
Municipal Bond	—	349,877	—	349,877
Foreign Governments/Agencies	—	1,240,317	—	1,240,317
Collateralized Mortgage Obligation	—	332,014	—	332,014
U.S Treasury	—	1,832,133	—	1,832,133
Repurchase Agreement	—	7,247,000	—	7,247,000
TOTAL SECURITIES	$—	$228,019,445	$—	$228,019,445
Other Financial Instruments*
Assets	$630,757	$—	$—	$630,757
Liabilities	(1,132,138)	—	—	(1,132,138)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(501,381)	$—	$—	$(501,381)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.97	$11.42	$11.43	$11.80	$11.21	$11.55
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.37	0.40	0.41	0.44	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.32	(0.39)	0.03	(0.29)	0.62	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	0.50	(0.02)	0.43	0.12	1.06	0.26
Less Distributions:
Distributions from net investment income	(0.40)	(0.43)	(0.44)	(0.49)	(0.47)	(0.60)
Net Asset Value, End of Period	$11.07	$10.97	$11.42	$11.43	$11.80	$11.21
Total Return[2]	4.68%	(0.24)%	3.79%	1.04%	9.72%	2.27%
Ratios to Average Net Assets:
Net expenses	0.73%[3]	0.73%	0.73%	0.73%	0.73%	0.70%
Net investment income	3.28%[3]	3.30%	3.53%	3.55%	3.86%	4.44%
Expense waiver/reimbursement[4]	0.06%[3]	0.05%	0.04%	0.06%	0.03%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$201,832	$198,990	$220,355	$230,647	$255,527	$265,952
Portfolio turnover	15%	17%	18%	23%	37%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.93	$11.37	$11.38	$11.75	$11.16	$11.50
Income From Investment Operations:
Net investment income[1]	0.16	0.34	0.38	0.38	0.41	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	0.33	(0.38)	0.01	(0.29)	0.62	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.49	(0.04)	0.39	0.09	1.03	0.23
Less Distributions:
Distributions from net investment income	(0.37)	(0.40)	(0.40)	(0.46)	(0.44)	(0.57)
Net Asset Value, End of Period	$11.05	$10.93	$11.37	$11.38	$11.75	$11.16
Total Return[2]	4.57%	(0.44)%	3.51%	0.75%	9.45%	1.99%
Ratios to Average Net Assets:
Net expenses	0.98%[3]	0.98%	0.98%	0.98%	0.98%	0.95%
Net investment income	3.03%[3]	3.04%	3.29%	3.29%	3.62%	4.21%
Expense waiver/reimbursement[4]	0.06%[3]	0.05%	0.04%	0.06%	0.03%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,027	$27,977	$33,857	$38,536	$47,074	$52,191
Portfolio turnover	15%	17%	18%	23%	37%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
June 30, 2016 (unaudited)
Assets:
Total investment in securities, at value (identified cost $218,671,933)		$228,019,445
Cash		292
Restricted cash (Note 2)		247,325
Income receivable		2,251,470
Receivable for shares sold		4,484
Receivable for daily variation margin on futures contracts		57,735
TOTAL ASSETS		230,580,751
Liabilities:
Payable for investments purchased	$1,538,010
Payable for shares redeemed	144,046
Payable to adviser (Note 5)	3,392
Payable for distribution services fee (Note 5)	5,533
Accrued expenses (Note 5)	30,591
TOTAL LIABILITIES		1,721,572
Net assets for 20,670,780 shares outstanding		$228,859,179
Net Assets Consist of:
Paid-in capital		$219,171,717
Net unrealized appreciation of investments and futures contracts		8,846,131
Accumulated net realized loss on investments and futures contracts		(2,774,906)
Undistributed net investment income		3,616,237
TOTAL NET ASSETS		$228,859,179
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$201,831,935 ÷ 18,225,185 shares outstanding, no par value, unlimited shares authorized		$11.07
Service Shares:
$27,027,244 ÷ 2,445,595 shares outstanding, no par value, unlimited shares authorized		$11.05
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended June 30, 2016 (unaudited)
Investment Income:
Interest		$4,469,581
Expenses:
Investment adviser fee (Note 5)	$667,931
Administrative fee (Note 5)	87,054
Custodian fees	5,982
Transfer agent fee	11,366
Directors'/Trustees' fees (Note 5)	1,502
Auditing fees	12,028
Legal fees	3,563
Portfolio accounting fees	53,346
Distribution services fee (Note 5)	33,999
Printing and postage	36,249
Miscellaneous (Note 5)	4,554
TOTAL EXPENSES	917,574
Waiver of investment adviser fee (Note 5)	(65,472)
Net expenses		852,102
Net investment income		3,617,479
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		221,518
Net realized loss on futures contracts		(956,253)
Net change in unrealized appreciation of investments		7,833,717
Net change in unrealized depreciation of futures contracts		(347,105)
Net realized and unrealized gain on investments and futures contracts		6,751,877
Change in net assets resulting from operations		$10,369,356
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2016	Year Ended 12/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,617,479	$7,944,644
Net realized gain (loss) on investments and futures contracts	(734,735)	1,661,851
Net change in unrealized appreciation/depreciation of investments and futures contracts	7,486,612	(10,006,935)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,369,356	(400,440)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(7,034,809)	(8,119,140)
Service Shares	(909,198)	(1,147,215)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,944,007)	(9,266,355)
Share Transactions:
Proceeds from sale of shares	11,298,804	11,390,887
Net asset value of shares issued to shareholders in payment of distributions declared	7,944,007	9,266,355
Cost of shares redeemed	(19,775,265)	(38,235,928)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(532,454)	(17,578,686)
Change in net assets	1,892,895	(27,245,481)
Net Assets:
Beginning of period	226,966,284	254,211,765
End of period (including undistributed net investment income of $3,616,237 and $7,942,765, respectively)	$228,859,179	$226,966,284
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2016 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. The detail of the total fund expense waiver of $65,472 is disclosed in Note 5.
Dividends are declared separately for each class. No class preferential dividend rights; differences in per shares dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account either a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $24,093,572 and $31,704,757, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,111,260
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 - 9/29/1999	$248,411	$313,998
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(501,381)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(956,253)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(347,105)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2016		Year Ended 12/31/2015
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	986,885	$10,789,575	928,581	$10,421,996
Shares issued to shareholders in payment of distributions declared	656,232	7,034,809	726,870	8,119,140
Shares redeemed	(1,561,009)	(17,088,742)	(2,812,663)	(31,480,004)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	82,108	$735,642	(1,157,212)	$(12,938,868)

	Six Months Ended 6/30/2016		Year Ended 12/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Share Sold	46,594	$509,229	86,688	$968,891
Shares issued to shareholders in payment of distributions declared	84,892	909,198	102,889	1,147,215
Shares redeemed	(245,990)	(2,686,523)	(606,340)	(6,755,924)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(114,504)	$(1,268,096)	(416,763)	$(4,639,818)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(32,396)	$(532,454)	(1,573,975)	$(17,578,686)
4. FEDERAL TAX INFORMATION
At June 30, 2016, the cost of investments for federal tax purposes was $218,671,933. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $9,347,512. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,544,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,196,837.
At December 31, 2015, the Fund had a capital loss carryforward of $2,194,218 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$635,614	$—	$635,614
2017	$1,558,604	NA	$1,558,604
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, the Adviser voluntarily waived $65,472 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$33,999
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2016, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2016, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.73% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2016, were as follows:
Purchases	$27,589,066
Sales	$36,497,393
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2016, the Fund had no outstanding loans. During the six-months ended June 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2016, there were no outstanding loans. During the six months ended June 30, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,046.80	$3.71
Service Shares	$1,000	$1,045.70	$4.98
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.23	$3.67
Service Shares	$1,000	$1,019.99	$4.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.73%
Service Shares	0.98%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Quality Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated
Semi-Annual Shareholder Report
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companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Quality Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 12, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 12, 2016